UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/08

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Municipal Fund Series, Inc.

__________________________________________________

National Fund

Colorado Fund

Georgia Fund

Louisiana Fund

Maryland Fund

Massachusetts Fund

Michigan Fund

Minnesota Fund

Missouri Fund

New York Fund

Ohio Fund

Oregon Fund

South Carolina Fund

Mid-Year Report

March 31, 2008

Seeking Income

Exempt From

Regular Income Tax

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Additional Fund Information	69

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Fund Series, Inc. for the six months ended March 31, 2008. The report contains each Fund’s investment results, portfolio of investments, and financial statements.

Please note that on May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

Thank you for your continued support of Seligman Municipal Fund Series. We look forward to many more years of providing you with the investment experience, insight, and solutions you need to seek your financial goals.

By order of the Board of Directors,

William C. Morris

Chairman

Brian T. Zino

President

May 20, 2008

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries to: P.O. Box 9759 Providence, RI 02940-9759	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge. Although for all periods presented, returns for the Funds’ Class A shares reflect the initial 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class C and Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Effective June 4, 2007, there is no initial sales charge on investments in Class C shares. Returns for Class C shares are presented without an initial sales charge, and such returns would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Series’ prospectus or statement of additional information.

Investment Results

National Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.77)%	(2.91)%	2.41%	3.42%	n/a
Without Sales Charge	0.70	1.68	3.37	3.89	n/a
Class C
With 1% CDSC	(0.87)	(0.33)	n/a	n/a	n/a
Without CDSC	0.12	0.64	2.45	n/a	2.95%
Class D
With 1% CDSC	(0.87)	(0.33)	n/a	n/a	n/a
Without CDSC	0.12	0.64	2.45	2.96	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper General Municipal Debt Funds Average	(1.01)	(0.84)	3.07	3.83	3.82

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.65	$7.74	$7.82
Class C	7.65	7.75	7.83
Class D	7.65	7.75	7.83

Holdings by Market Sectorø
Revenue Bonds	61%
Pre-refunded/Escrowed-to-Maturity Bonds	25
General Obligation Bonds	14

Option-Adjusted Duration[3]	7.12 years
Weighted Average Maturity[3]	12.56 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2008
	Dividend†	SEC 30-Day Yield††
Class A	$0.144	2.92%
Class C	0.110	2.16
Class D	0.110	2.16

Holdings by Credit Quality[2]ø
AAA	62%
AA	15
A	13
Non-Rated	10

Performance and Portfolio Overview

Investment Results

Colorado Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.54)%	(1.35)%	2.88%	3.98%	n/a
Without Sales Charge	2.05	3.26	3.84	4.46	n/a
Class C
With 1% CDSC	0.60	1.35	n/a	n/a	n/a
Without CDSC	1.60	2.34	2.91	n/a	3.53%
Class D
With 1% CDSC	0.60	1.35	n/a	n/a	n/a
Without CDSC	1.60	2.34	2.91	3.52	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Colorado Municipal Debt Funds Average	(0.49)	(0.15)	3.21	3.96	3.95

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.44	$7.43	$7.49
Class C	7.43	7.42	7.48
Class D	7.43	7.42	7.48

Holdings by Market Sectorø
Revenue Bonds	46%
Pre-refunded/Escrowed-to-Maturity Bonds	45
General Obligation Bonds	9

Option-Adjusted Duration[3]	5.51 years
Weighted Average Maturity[3]	9.72 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2008
	Dividend†	SEC 30-Day Yield††
Class A	$0.142	2.90%
Class C	0.108	2.14
Class D	0.108	2.14

Holdings by Credit Quality[2]ø
AAA	54%
AA	32
A	7
BBB	7

Georgia Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.92)%	(4.08)%	1.84%	3.28%	n/a
Without Sales Charge	(0.42)	0.41	2.77	3.76	n/a
Class C
With 1% CDSC	(1.85)	(1.46)	n/a	n/a	n/a
Without CDSC	(0.87)	(0.49)	1.87	n/a	2.74%
Class D
With 1% CDSC	(1.98)	(1.46)	n/a	n/a	n/a
Without CDSC	(1.00)	(0.49)	1.87	2.83	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Georgia Municipal Debt Funds Average	(0.89)	(0.47)	2.69	3.84	3.79

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.43	$7.61	$7.69
Class C	7.45	7.63	7.71
Class D	7.45	7.64	7.71

Holdings by Market Sectorø
Revenue Bonds	61%
General Obligation Bonds	22
Pre-refunded/Escrowed-to-Maturity Bonds	17

Option-Adjusted Duration[3]	7.87 years
Weighted Average Maturity[3]	13.97 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2008
	Dividend†	SEC 30-Day Yield††
Class A	$0.149	3.26%
Class C	0.115	2.51
Class D	0.115	2.51

Holdings by Credit Quality[2]ø
AAA	50%
AA	23
A	22
BBB	5

Performance and Portfolio Overview

Investment Results

Louisiana Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.55)%	(3.02)%	2.00%	3.59%	n/a
Without Sales Charge	(0.06)	1.53	2.94	4.07	n/a
Class C
With 1% CDSC	(1.36)	(0.35)	n/a	n/a	n/a
Without CDSC	(0.38)	0.62	2.05	n/a	3.11%
Class D
With 1% CDSC	(1.36)	(0.35)	n/a	n/a	n/a
Without CDSC	(0.38)	0.62	2.07	3.16	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Louisiana Municipal Debt Funds Average	(1.23)	(0.16)	2.89	3.88	3.83

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.67	$7.86	$7.90
Class C	7.67	7.85	7.90
Class D	7.68	7.86	7.91

Holdings By Market Sectorø
Revenue Bonds	69%
Pre-refunded/Escrowed-to-Maturity Bonds	20
General Obligation Bonds	11

Option-Adjusted Duration[3]	5.75 years
Weighted Average Maturity[3]	12.08 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.155	$0.032	2.89%
Class C	0.119	0.032	2.13
Class D	0.119	0.032	2.13

Holdings By Credit Quality[2]ø
AAA	64%
A	19
BBB	17

Maryland Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.02)%	(2.07)%	2.48%	3.67%	n/a
Without Sales Charge	1.60	2.55	3.42	4.15	n/a
Class C
With 1% CDSC	0.01	0.64	n/a	n/a	n/a
Without CDSC	1.01	1.63	2.49	n/a	3.19%
Class D
With 1% CDSC	0.01	0.64	n/a	n/a	n/a
Without CDSC	1.01	1.63	2.49	3.23	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Maryland Municipal Debt Funds Average	(1.08)	(1.01)	2.70	3.78	3.73

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.76	$7.78	$7.84
Class C	7.77	7.80	7.85
Class D	7.77	7.80	7.85

Holdings by Market Sectorø
Revenue Bonds	51%
Pre-refunded/Escrowed-to-Maturity Bonds	34
General Obligation Bonds	15

Option-Adjusted Duration[3]	6.92 years
Weighted Average Maturity[3]	14.15 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.141	$0.003	3.05%
Class C	0.106	0.003	2.29
Class D	0.106	0.003	2.30

Holdings by Credit Quality[2]ø
AAA	28%
AA	34
A	30
BBB	8

Performance and Portfolio Overview

Investment Results

Massachusetts Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.42)%	(1.17)%	2.27%	3.95%	n/a
Without Sales Charge	2.18	3.45	3.21	4.43	n/a
Class C
With 1% CDSC	0.59	1.53	n/a	n/a	na
Without CDSC	1.59	2.51	2.28	n/a	3.50%
Class D
With 1% CDSC	0.72	1.53	n/a	n/a	n/a
Without CDSC	1.72	2.52	2.29	3.50	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Massachusetts Municipal Debt Funds Average	(0.81)	(0.39)	3.09	4.01	4.02

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.82	$7.86	$7.93
Class C	7.82	7.87	7.93
Class D	7.82	7.86	7.93

Holdings by Market Sectorø
Revenue Bonds	52%
Pre-refunded/Escrowed-to-Maturity Bonds	43
General Obligation Bonds	5

Option-Adjusted Duration[3]	4.91 years
Weighted Average Maturity[3]	10.09 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.158	$0.051	2.22%
Class C	0.123	0.051	1.44
Class D	0.123	0.051	1.43

Holdings by Credit Quality[2]ø
AAA	59%
AA	25
A	16

Michigan Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.74)%	(2.74)%	1.96%	3.71%	n/a
Without Sales Charge	0.75	1.87	2.91	4.19	n/a
Class C
With 1% CDSC	(0.68)	(0.01)	n/a	n/a	n/a
Without CDSC	0.30	0.97	1.99	n/a	3.24%
Class D
With 1% CDSC	(0.68)	(0.01)	n/a	n/a	n/a
Without CDSC	0.30	0.97	1.99	3.26	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Michigan Municipal Debt Funds Average	(1.23)	(0.92)	3.27	4.18	4.00

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$8.00	$8.15	$8.22
Class C	7.99	8.14	8.21
Class D	7.99	8.14	8.21

Holdings by Market Sectorø
Revenue Bonds	58%
Pre-refunded/Escrowed-to-Maturity Bonds	35
General Obligation Bonds	7

Option-Adjusted Duration[3]	6.24 years
Weighted Average Maturity[3]	12.16 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.157	$0.054	2.91%
Class C	0.121	0.054	2.15
Class D	0.121	0.054	2.16

Holdings by Credit Quality[2]ø
AAA	63%
AA	18
A	11
Non-Rated	8

Performance and Portfolio Overview

Investment Results

Minnesota Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.32)%	(2.03)%	2.07%	3.60%	n/a
Without Sales Charge	1.29	2.61	3.01	4.08	n/a
Class C
With 1% CDSC	(0.16)	0.71	n/a	n/a	n/a
Without CDSC	0.83	1.69	2.09	n/a	3.05%
Class D
With 1% CDSC	(0.16)	0.58	n/a	n/a	n/a
Without CDSC	0.83	1.56	2.09	3.15	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Minnesota Municipal Debt Funds Average	(0.24)	(0.16)	3.11	3.97	3.92

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.47	$7.55	$7.60
Class C	7.48	7.56	7.61
Class D	7.48	7.56	7.62

Holdings by Market Sectorø
Revenue Bonds	43%
General Obligation Bonds	31
Pre-refunded/Escrowed-to-Maturity Bonds	26

Option-Adjusted Duration[3]	6.43 years
Weighted Average Maturity[3]	11.45 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.139	$0.038	2.76%
Class C	0.105	0.038	2.00
Class D	0.105	0.038	2.00

Holdings by Credit Quality[2]ø
AAA	68%
AA	11
A	11
BBB	10

Missouri Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.68)%	(2.59)%	2.14%	3.76%	n/a
Without Sales Charge	0.88	1.98	3.07	4.24	n/a
Class C
With 1% CDSC	(0.56)	0.10	n/a	n/a	n/a
Without CDSC	0.42	1.07	2.15	n/a	3.31%
Class D
With 1% CDSC	(0.69)	(0.04)	n/a	n/a	n/a
Without CDSC	0.29	0.94	2.15	3.30	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Missouri Municipal Debt Funds Average	(1.15)	(0.72)	2.96	4.01	3.97

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.50	$7.61	$7.67
Class C	7.50	7.61	7.67
Class D	7.50	7.62	7.68

Holdings by Market Sectorø
Revenue Bonds	71%
Pre-refunded/Escrowed-to-Maturity Bonds	25
General Obligation Bonds	4

Option-Adjusted Duration[3]	7.12 years
Weighted Average Maturity[3]	12.08 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.138	$0.039	2.94%
Class C	0.104	0.039	2.19
Class D	0.104	0.039	2.19

Holdings by Credit Quality[2]ø
AAA	47%
AA	39
A	10
BBB	4

Performance and Portfolio Overview

Investment Results

New York Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.48)%	(2.28)%	2.42%	3.97%	n/a
Without Sales Charge	1.07	2.28	3.36	4.45	n/a
Class C
With 1% CDSC	(0.37)	0.38	n/a	n/a	n/a
Without CDSC	0.62	1.36	2.43	n/a	3.48%
Class D
With 1% CDSC	(0.37)	0.38	n/a	n/a	n/a
Without CDSC	0.62	1.36	2.43	3.52	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper New York Municipal Debt Funds Average	(1.05)	(0.89)	3.37	4.04	3.94

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.96	$8.07	$8.14
Class C	7.97	8.08	8.15
Class D	7.97	8.08	8.15

Holdings by Market Sectorø
Revenue Bonds	64%
Pre-refunded/Escrowed-to-Maturity Bonds	34
General Obligation Bonds	2

Option-Adjusted Duration[3]	6.82 years
Weighted Average Maturity[3]	15.20 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.159	$0.038	3.16%
Class C	0.122	0.038	2.42
Class D	0.122	0.038	2.42

Holdings by Credit Quality[2]ø
AAA	63%
AA	16
A	21

Ohio Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.50)%	(2.33)%	2.12%	3.64%	n/a
Without Sales Charge	1.06	2.26	3.06	4.13	n/a
Class C
With 1% CDSC	(0.39)	0.34	n/a	n/a	n/a
Without CDSC	0.60	1.33	2.15	n/a	3.14%
Class D
With 1% CDSC	(0.39)	0.34	n/a	n/a	n/a
Without CDSC	0.60	1.33	2.15	3.20	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Ohio Municipal Debt Funds Average	(0.71)	(0.16)	3.05	3.94	3.91

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.74	$7.82	$7.88
Class C	7.79	7.87	7.93
Class D	7.79	7.87	7.93

Holdings by Market Sectorø
Revenue Bonds	47%
Pre-refunded/Escrowed-to-Maturity Bonds	28
General Obligation Bonds	25

Option-Adjusted Duration[3]	6.41 years
Weighted Average Maturity[3]	11.12 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.144	$0.019	2.49%
Class C	0.109	0.019	1.71
Class D	0.109	0.019	1.72

Holdings by Credit Quality[2]ø
AAA	57%
AA	42
A	1

Performance and Portfolio Overview

Investment Results

Oregon Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.21)%	(1.86)%	2.53%	3.89%	n/a
Without Sales Charge	1.33	2.71	3.47	4.36	n/a
Class C
With 1% CDSC	(0.11)	0.81	n/a	n/a	n/a
Without CDSC	0.88	1.79	2.52	n/a	3.39%
Class D
With 1% CDSC	(0.11)	0.81	n/a	n/a	n/a
Without CDSC	0.88	1.79	2.52	3.43	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Oregon Municipal Debt Funds Average	(0.89)	(0.15)	3.10	3.96	3.90

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.62	$7.68	$7.73
Class C	7.61	7.67	7.72
Class D	7.61	7.67	7.72

Holdings by Market Sectorø
Revenue Bonds	61%
Pre-refunded/Escrowed-to-Maturity Bonds	33
General Obligation Bonds	6

Option-Adjusted Duration[3]	6.09 years
Weighted Average Maturity[3]	12.25 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.149	$0.013	2.87%
Class C	0.115	0.013	2.10
Class D	0.115	0.013	2.12

Holdings by Credit Quality[2]ø
AAA	52%
AA	18
A	20
BBB	10

South Carolina Fund

Total Returns  For Periods Ended March 31, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.88)%	(2.95)%	2.65%	3.89%	n/a
Without Sales Charge	0.68	1.60	3.61	4.37	n/a
Class C
With 1% CDSC	(0.75)	(0.16)	n/a	n/a	n/a
Without CDSC	0.24	0.82	2.71	n/a	3.48%
Class D
With 1% CDSC	(0.75)	(0.28)	n/a	n/a	n/a
Without CDSC	0.23	0.69	2.71	3.43	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper Other States Intermediate Municipal Debt Funds Average	(1.34)	(1.07)	3.40	4.09	3.73

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.89	$8.01	$8.10
Class C	7.89	8.01	8.09
Class D	7.89	8.01	8.10

Holdings by Market Sectorø
Revenue Bonds	63%
Pre-refunded/Escrowed-to-Maturity Bonds	24
General Obligation Bonds	13

Option-Adjusted Duration[3]	7.10 years
Weighted Average Maturity[3]	13.39 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.160	$0.015	3.36%
Class C	0.124	0.015	2.62
Class D	0.124	0.015	2.63

Holdings by Credit Quality[2]ø
AAA	73%
AA	11
A	12
BBB	4

Performance and Portfolio Overview

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]

Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Municipal Bond Index (“Lehman Index”), the Lipper General Municipal Debt Funds Average, the Lipper Single-State Municipal Debt Funds Average (e.g., Lipper Colorado Municipal Debt Funds Average) and the Lipper Other States Municipal Debt Funds Average (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Lehman Index also excludes the effect of expenses. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Single-State Municipal Debt Funds Average measures the performance of funds that limit their assets to those securities exempt from taxation in a specified State (double tax-exempt) or City (triple tax-exempt). The Lipper Other States Intermediate Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified City or State basis. Investors cannot invest directly in an index or average.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at March 31, 2008.
†	Represents per share amount paid or declared for the six months ended March 31, 2008.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2008, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table is meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2007 and held for the entire six-month period ended March 31, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/07	Annualized Expense Ratio*	Ending Account Value 3/31/08	Expenses Paid During Period 10/1/07 to 3/31/08**	Ending Account Value 3/31/08	Expenses Paid During Period 10/1/07 to 3/31/08**
National
Class A	$1,000.00	0.95%	$1,007.00	$4.78	$1,020.24	$4.81
Class C	1,000.00	1.85	1,001.20	9.23	1,015.77	9.30
Class D	1,000.00	1.85	1,001.20	9.23	1,015.77	9.30
Colorado
Class A	1,000.00	0.96	1,020.50	4.86	1,020.19	4.85
Class C	1,000.00	1.86	1,016.00	9.39	1,015.69	9.39
Class D	1,000.00	1.86	1,016.00	9.39	1,015.69	9.39
Georgia
Class A	1,000.00	1.00	995.80	5.01	1,019.98	5.08
Class C	1,000.00	1.90	991.30	9.44	1,015.51	9.56
Class D	1,000.00	1.90	990.00	9.44	1,015.51	9.56
Louisiana
Class A	1,000.00	0.99	999.40	4.94	1,020.06	4.99
Class C	1,000.00	1.89	996.20	9.42	1,015.56	9.51
Class D	1,000.00	1.89	996.20	9.42	1,015.56	9.51

See footnotes on page 11.	(continued on next page.)

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/07	Annualized Expense Ratio*	Ending Account Value 3/31/08	Expenses Paid During Period 10/1/07 to 3/31/08**	Ending Account Value 3/31/08	Expenses Paid During Period 10/1/07 to 3/31/08**
Maryland
Class A	$1,000.00	0.97%	$1,016.00	$4.90	$1,020.14	$4.91
Class C	1,000.00	1.87	1,010.10	9.42	1,015.63	9.44
Class D	1,000.00	1.87	1,010.10	9.42	1,015.63	9.44
Massachusetts
Class A	1,000.00	0.92	1,021.80	4.65	1,020.40	4.65
Class C	1,000.00	1.82	1,015.90	9.19	1,015.88	9.19
Class D	1,000.00	1.82	1,017.20	9.20	1,015.88	9.19
Michigan
Class A	1,000.00	0.92	1,007.50	4.64	1,020.38	4.67
Class C	1,000.00	1.82	1,003.00	9.10	1,015.92	9.16
Class D	1,000.00	1.82	1,003.00	9.10	1,015.92	9.16
Minnesota
Class A	1,000.00	0.89	1,012.90	4.48	1,020.55	4.50
Class C	1,000.00	1.79	1,008.30	9.00	1,016.04	9.03
Class D	1,000.00	1.79	1,008.30	9.00	1,016.04	9.03
Missouri
Class A	1,000.00	0.97	1,008.80	4.89	1,020.13	4.92
Class C	1,000.00	1.87	1,004.20	9.35	1,015.67	9.41
Class D	1,000.00	1.87	1,002.90	9.35	1,015.67	9.41
New York
Class A	1,000.00	0.88	1,010.70	4.41	1,020.61	4.43
Class C	1,000.00	1.78	1,006.20	8.95	1,016.08	8.99
Class D	1,000.00	1.78	1,006.20	8.95	1,016.08	8.99
Ohio
Class A	1,000.00	0.89	1,010.60	4.46	1,020.57	4.48
Class C	1,000.00	1.79	1,006.00	8.97	1,016.06	9.02
Class D	1,000.00	1.79	1,006.00	8.97	1,016.06	9.02
Oregon
Class A	1,000.00	0.93	1,013.30	4.69	1,020.34	4.70
Class C	1,000.00	1.83	1,008.80	9.21	1,015.83	9.24
Class D	1,000.00	1.83	1,008.80	9.21	1,015.83	9.24
South Carolina
Class A	1,000.00	0.90	1,006.80	4.52	1,020.50	4.55
Class C	1,000.00	1.80	1,002.40	9.03	1,015.98	9.09
Class D	1,000.00	1.80	1,002.30	9.03	1,015.98	9.09

*	Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Series’ prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period October 1, 2007 to March 31, 2008, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

Portfolios of Investments (unaudited)

March 31, 2008

National Fund

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska — 0.5%	$320,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$325,430
Arizona — 2.6%	1,500,000	Arizona Transportation Board Transportation Excise Tax Rev. (Maricopa County Regional Area Road Fund), 5% due 7/1/2025	Aa2	1,532,205
California — 6.2%	1,000,000	California State GOs, 5.50% due 3/1/2027	A1	1,037,880
	2,585,000	East Bay Municipal Utility District, CA (Wastewater System Rev.), 5% due 6/1/2024	Aaa	2,657,561
Florida — 2.3%	1,400,000	South Florida Water Management District (Certificates of Participation), 5% due 10/1/2026	Aaa	1,409,632
Illinois — 1.7%	1,000,000	Cook County, IL GOs, 5% due 11/15/2022	Aaa	1,042,620
Maryland — 4.7%	2,500,000	Maryland State GOs (Capital Improvements), 5.25% due 3/1/2017	Aaa	2,815,200
Massachusetts — 9.2%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	2,456,677
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,094,980
New York — 1.8%	1,000,000	New York State Urban Development Corporation Rev. (Service Contract), 5% due 1/1/2018	Aaa	1,092,690
North Carolina — 3.5%	2,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Aaa	2,089,100
Tennessee — 12.1%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2	1,953,060
	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024ø	NR	5,320,200
Texas — 21.1%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa	2,592,925
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	4,104,262
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,809,043
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,184,944
Utah — 3.4%	2,000,000	Utah Transit Authority Sales Tax Rev., 5% due 6/15/2025	Aa3	2,054,600
Washington — 4.1%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,461,700
Wisconsin — 14.5%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	5,944,740
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030ø	AAA‡	2,780,000
Total Municipal Bonds (Cost $51,942,615) — 87.7%				52,759,449

		Short-Term Holdings
Connecticut — 2.5%	870,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1	870,000
	600,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1	600,000
Kansas — 1.3%	800,000	Kansas State Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	800,000
Massachusetts — 2.0%	400,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	400,000
	600,000	Massachusetts State GOs Series A, VRDN, due 3/1/2026	VMIG 1	600,000
	200,000	Massachusetts State GOs Series B, VRDN, due 3/1/2026	VMIG 1	200,000
Maryland — 0.3%	200,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	200,000
Montana — 1.0%	600,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	600,000

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

National Fund (continued)

State	Face Amount	Short-Term Holdings	Rating†	Value
New York — 4.5%	$300,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1	$300,000
	800,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	800,000
	890,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	890,000
	700,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	700,000
Wyoming — 3.3%	1,400,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project), VRDN, due 11/1/2014	P-1	1,400,000
	600,000	Lincoln County, WY Pollution Control Rev. Series D (Exxon Project), VRDN, due 11/1/2014	P-1	600,000
Total Short-Term Holdings (Cost $8,960,000) — 14.9%				8,960,000
Total Investments (Cost $60,902,615) — 102.6%				61,719,449
Other Assets Less Liabilities — (2.6)%				(1,582,720)
Net Assets — 100.0%				$60,136,729

Colorado Fund

Face Amount	Municipal Bonds	Rating†	Value
$485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa	$522,898
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa	555,242
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024ø	Aaa	1,729,036
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	720,759
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025ø	A3	1,209,721
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,255,648
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	46,582
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021ø	Aaa	1,680,931
70,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	70,262
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025ø	Aaa	2,174,820
400,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2021	Aa1	417,820
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,023,350
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	Aa3	1,136,802
1,250,000	Douglas County, CO School District GOs (Douglas & Elbert Counties), 5% due 12/15/2023	Aa3	1,293,650
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aa3	2,284,807
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aaa	1,087,430
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024ø	Aaa	1,930,827
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3	1,073,590
1,000,000	University of Colorado Enterprise System Rev., 5% due 6/1/2023	Aaa	1,028,290
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028ø	Aa3	1,929,777
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,017,820
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,011,100
1,240,000	Westminster, CO Special Purpose Sales & Use Tax Rev. (Post Project), 5% due 12/1/2023	AAA‡	1,284,157
Total Municipal Bonds (Cost $27,178,259) — 90.1%			28,485,319

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Colorado Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$400,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	$400,000
790,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	790,000
530,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	530,000
250,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa	256,900
500,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	500,000
Total Short-Term Holdings (Cost $2,470,702) — 7.8%			2,476,900
Total Investments (Cost $29,648,961) — 97.9%			30,962,219
Other Assets Less Liabilities — 2.1%			666,347
Net Assets — 100.0%			$31,628,566

Georgia Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	A1	$1,976,320
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	AAA‡	585,306
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,137,590
500,000	Augusta, GA Water & Sewer Rev., 5% due 10/1/2022	Aaa	525,600
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,202,250
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A2	1,251,150
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A2	1,094,090
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	1,253,427
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	Aa2	1,533,426
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,675,935
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,216,288
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,130,290
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	AAA‡	1,847,685
1,275,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,365,754
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,260,688
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 5.25% due 7/1/2026	Aa3	1,055,480
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3	570,950
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	Aaa	1,732,095
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev. (International Paper Company Projects), 4.95% due 5/1/2021	Baa3	1,121,850
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,023,110
Total Municipal Bonds (Cost $24,131,614) — 95.0%			24,559,284

	Short-Term Holdings
500,000	Massachusetts State GOs Series A, VRDN, due 3/1/2026	VMIG 1	500,000
100,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	100,000
100,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	100,000
Total Short-Term Holdings (Cost $700,000) — 2.7%			700,000
Total Investments (Cost $24,831,614) — 97.7%			25,259,284
Other Assets Less Liabilities — 2.3%			595,255
Net Assets — 100.0%			$25,854,539

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Louisiana Fund

Face Amount	Municipal Bonds	Rating†	Value
$900,000	Baton Rouge, LA Public Improvement Sales Tax Rev., 5% due 8/1/2024	Aaa	$924,813
2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	2,506,575
515,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	515,082
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	997,400
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	Aaa	1,060,050
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,039,510
1,000,000	Louisiana Public Facilities Authority Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	Aaa	1,007,780
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,071,381
1,000,000	Louisiana Public Facilities Authority Rev. (Hurricane Recovery Program), 5% due 6/1/2020	Aaa	1,041,960
1,000,000	Louisiana State University Agricultural & Mechanical College Auxiliary Rev., 5% due 7/1/2027	Aaa	1,011,740
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Baa3	2,131,425
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021ø	Aaa	2,674,625
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	A2	1,125,775
1,030,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Baa3	1,109,516
Total Municipal Bonds (Cost $19,196,024) — 74.5%			19,217,632

	Short-Term Holdings
300,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	300,000
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021ø	A1	1,017,700
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025ø	Aaa	442,839
1,500,000	Louisiana State GOs, 5% due 4/15/2018ø	Aaa	1,516,905
100,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	100,000
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019ø	A3	2,575,000
Total Short-Term Holdings (Cost $5,769,960) — 23.1%			5,952,444
Total Investments (Cost $24,965,984) — 97.6%			25,170,076
Other Assets Less Liabilities — 2.4%			628,775
Net Assets — 100.0%			$25,798,851

Maryland Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	$1,241,873
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,659,405
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2	1,469,880
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A‡	2,544,350
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026ø	A2	2,209,800
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	A2	1,955,320
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa	1,088,110
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,401,529
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,503,195
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,269,012
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	1,967,980
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017ø	Aaa	1,631,265

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Maryland Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	A1	$450,068
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019ø	Aa1	2,206,220
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031ø	A3	1,957,789
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA‡	1,087,390
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,093,190
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,617,705
Total Municipal Bonds (Cost $29,413,565) — 90.0%			30,354,081

	Short-Term Holdings
1,000,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	1,000,000
1,000,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	1,000,000
400,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	400,000
300,000	New York City, NY GOs, VRDN, due 8/1/2016	VMIG 1	300,000
Total Short-Term Holdings (Cost $2,700,000) — 8.0%			2,700,000
Total Investments (Cost $32,113,565) — 98.0%			33,054,081
Other Assets Less Liabilities — 2.0%			686,710
Net Assets — 100.0%			$33,740,791

Massachusetts Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	$2,451,416
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	4,402,000
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	2,991,540
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033ø	A3	571,630
1,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), 5% due 10/1/2021	A2	1,535,325
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa	4,356,840
4,890,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aaa	4,944,475
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A3	5,017,100
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,186,866
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020ø	AAA‡	2,683,900
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	2,063,320
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,027,880
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039ø	Aa2	4,846,815
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	4,574,920
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033ø	Aaa	2,662,350
Total Municipal Bonds (Cost $43,272,981) — 76.0%			46,316,377

	Short-Term Holdings
1,100,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	1,100,000
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/1/2026ø	AAA‡	5,233,150
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023ø	AAA‡	3,619,700
600,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	600,000

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Massachusetts Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$500,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	$500,000
1,000,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1	1,000,000
300,000	New York City, NY GOs, VRDN, due 8/15/2017	VMIG 1	300,000
1,000,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	1,000,000
200,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	200,000
Total Short-Term Holdings (Cost $12,913,792) — 22.2%			13,552,850
Total Investments (Cost $56,186,773) — 98.2%			59,869,227
Other Assets Less Liabilities — 1.8%			1,064,748
Net Assets — 100.0%			$60,933,975

Michigan Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030ø	A2	$1,366,605
530,000	Canton Charter Township, MI GOs, 5% due 4/1/2021	Aaa	556,156
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,005,120
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25% due 7/1/2023	Aaa	3,120,120
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	A1	1,274,197
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	A1	1,549,604
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021ø	Aa2	3,192,870
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	108,887
1,285,000	Kalamazoo, MI Public Schools (School Building and Site Bonds), 5% due 5/1/2024	Aaa	1,316,701
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa	2,049,520
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,175,100
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	2,989,020
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Bonds), 5% due 10/1/2022	Aaa	3,995,106
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa	1,648,815
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,255,340
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027ø	Aaa	1,066,570
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	764,693
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	1,013,230
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026ø	AAA‡	6,438,120
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,310,375
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,024,120
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2	3,904,880
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,019,000
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3	1,943,500
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,098,360
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	532,810
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,592,875
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022ø	Aa3	5,321,450
Total Municipal Bonds (Cost $67,567,363) — 91.5%			68,633,144

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Michigan Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028ø	Aaa	$1,924,058
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028ø	Aaa	2,536,450
400,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	400,000
385,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	385,000
Total Short-Term Holdings (Cost $5,112,841) — 7.0%			5,245,508
Total Investments (Cost $72,680,204) — 98.5%			73,878,652
Other Assets Less Liabilities — 1.5%			1,138,724
Net Assets — 100.0%			$75,017,376
Minnesota Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Anoka County, MN GOs, 5% due 2/1/2023	Aa2	$1,036,100
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,079,780
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,102,920
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	Baa3	5,329,550
395,000	Minneapolis, MN GOs, 5% due 12/1/2016ø	Aa1	426,497
2,045,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,180,297
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,194,153
3,000,000	Minnesota GOs, 5% due 6/1/2020	Aa1	3,191,190
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,548,055
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5% due 10/1/2022	A2	3,086,269
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	944,780
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa	3,705,956
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,165,880
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2021	Aaa	1,035,850
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2026	Aaa	1,004,520
1,395,000	Ramsey County, MN GOs (Series 2003A), 5% due 2/1/2017	Aaa	1,499,248
1,105,000	Ramsey County, MN GOs (Series 2007A), 5% due 2/1/2017	Aaa	1,219,975
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024ø	Aaa	3,214,890
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030ø	Aaa	1,071,630
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,393,244
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	3,919,013
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	Aaa	4,246,520
5,385,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6.375% due 1/1/2016††	Aaa	5,997,597
Total Municipal Bonds (Cost $60,020,398) — 88.0%			61,593,914

	Short-Term Holdings
300,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1	300,000
700,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1	700,000
1,450,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	1,450,000

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Minnesota Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$300,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	$300,000
500,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	500,000
1,870,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	1,870,000
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023ø	A2	1,775,000
500,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	500,000
400,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	400,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	300,000
400,000	New York City, NY GOs, VRDN, due 8/1/2018	VMIG 1	400,000
Total Short-Term Holdings (Cost $8,495,000) — 12.1%			8,495,000
Total Investments (Cost $68,515,398) — 100.1%			70,088,914
Other Assets Less Liabilities — (0.1)%			(71,143)
Net Assets — 100.0%			$70,017,771

Missouri Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	$961,170
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	A1	1,053,090
1,000,000	Kansas City, MO GOs, 5% due 2/1/2020	Aaa	1,059,160
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,274,225
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,041,060
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018ø	Aaa	1,083,390
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,766,048
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,020,290
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,644
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,673,850
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028ø	Aaa	1,358,625
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa	990,770
60,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	61,522
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,229,620
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aa3	1,091,920
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+‡	1,586,490
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,002,940
1,000,000	St. Louis, MO Airport Rev. (Lambert - St. Louis International Airport), 5% due 7/1/2023	Aaa	1,020,720
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A2	1,467,375
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,015,720
Total Municipal Bonds (Cost $23,964,448) — 96.0%			24,943,629

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Missouri Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$200,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	$200,000
500,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	500,000
Total Short-Term Holdings (Cost $700,000) — 2.7%			700,000
Total Investments (Cost $24,664,448) — 98.7%			25,643,629
Other Assets Less Liabilities — 1.3%			325,962
Net Assets — 100.0%			$25,969,591

New York Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031ø	Aaa	$2,740,225
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	AAA‡	1,110,380
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	2,951,445
2,900,000	New York City, NY GOs, 6% due 5/15/2030ø	AAA‡	3,146,964
25,000	New York City, NY GOs, 6% due 5/15/2030	Aa3	26,451
5,000	New York City, NY GOs, 7.25% due 8/15/2024	Aa3	5,015
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	1,080,030
4,000,000	New York City, NY Municipal Water Finance Authority, (Water & Sewer System Rev.), 5.50% due 6/15/2033ø	AAA‡	4,308,480
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,027,560
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2	1,056,932
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aaa	1,000,110
2,000,000	New York State Dormitory Authority Lease Rev. (State University Dormitory Facilities), 5% due 7/1/2025	Aa3	2,039,940
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aaa	2,028,520
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aaa	2,039,940
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,002,380
1,205,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2026	Aaa	1,231,968
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,531,725
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,251,013
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	Aaa	1,020,480
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,025,920
2,725,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	2,780,726
2,000,000	New York State Local Government Assistance Corporation Rev., 5% due 4/1/2019	Aa3	2,150,380
470,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	479,814
305,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	318,756
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,650,518
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	510,655
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	AAA‡	1,094,240
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032ø	AAA‡	2,179,260

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

New York Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2	$4,289,960
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	Aa3	2,485,935
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2	995,430
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029ø	A3	2,375,527
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	AAA‡	2,282,498
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	379,969
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030ø	AAA‡	1,977,174
Total Municipal Bonds (Cost $60,035,180) — 93.9%			62,576,320

	Short-Term Holdings
200,000	Kansas State Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	200,000
300,000	Massachusettes State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	300,000
1,015,000	Massachusetts State GOs Series A, VRDN, due 3/1/2026	VMIG 1	1,015,000
1,000,000	Massachusetts State GOs Series B, VRDN, due 3/1/2026	VMIG 1	1,000,000
600,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	600,000
Total Short-Term Holdings (Cost $3,115,000) — 4.7%			3,115,000
Total Investments (Cost $63,150,180) — 98.6%			65,691,320
Other Assets Less Liabilities — 1.4%			949,313
Net Assets — 100.0%			$66,640,633

Ohio Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035ø	Aa1	$3,848,292
875,000	Cincinnati, OH GOs, 5% due 12/1/2023	Aa1	907,436
1,000,000	Cleveland, OH Water Rev., 5% due 1/1/2024	Aa2	1,023,960
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	85,152
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,516,824
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,678,750
4,000,000	Columbus, OH Sewer System Rev., 5% due 6/1/2027	Aa2	4,051,760
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,226,450
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aa2	977,500
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029ø	Aa2	1,320,038
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031ø	Aaa	4,336,920
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aaa	1,012,560
3,425,000	Hamilton County, OH Sewer System Improvement Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2025	Aa3	3,487,883
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aaa	1,016,110
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa	2,652,988
4,000,000	Ohio Higher Education Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3	4,129,000
955,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	925,853
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,296,320

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Ohio Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	$2,437,769
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A2	1,001,550
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,043,080
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2	1,001,780
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029ø	Aa2	3,211,590
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,888,025
430,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa	465,626
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa	1,506,645
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aa3	3,227,400
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	4,574,920
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,592,875
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030ø	AAA‡	2,474,409
Total Municipal Bonds (Cost $70,011,920) — 79.3%			71,919,465

	Short-Term Holdings
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017ø	Aaa	2,040,000
2,200,000	Connecticut State Health & Education Facilities Authority Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	2,200,000
880,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	880,000
500,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	500,000
850,000	Massachusetts State GOs Series A, VRDN, due 3/1/2026	VMIG 1	850,000
800,000	Massachusetts State GOs Series B, VRDN, due 3/1/2026	VMIG 1	800,000
800,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	800,000
400,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	400,000
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/1/2023ø	Aaa	7,617,150
Total Short-Term Holdings (Cost $15,802,517) — 17.7%			16,087,150
Total Investments (Cost $85,814,437) — 97.0%			88,006,615
Other Assets Less Liabilities — 3.0%			2,723,273
Net Assets — 100.0%			$90,729,888

Oregon Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$1,917,960
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aaa	1,645,485
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1	1,531,365
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1	1,016,460
1,350,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A‡	1,444,284
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aaa	1,073,130
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine) GOs, 5.50% due 6/15/2016ø	Aaa	1,632,615
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa	2,165,760
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2	1,009,860
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,002,160
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,014,600
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa	1,084,140

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

Oregon Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026ø	AAA‡	$2,193,220
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	733,740
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	390,062
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	1,993,700
580,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	569,195
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	1,999,780
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,573,925
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A‡	1,494,450
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa	1,084,501
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3	971,750
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA‡	1,631,085
825,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Baa3	829,257
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% due 5/1/2012	Aaa	532,860
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,021,420
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	502,775
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2	1,046,291
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2	1,387,035
2,355,000	Washington County, OR GOs, 5% due 6/1/2026ø	Aa2	2,525,431
Total Municipal Bonds (Cost $40,687,852) — 89.4%			42,018,296

	Short-Term Holdings
900,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	900,000
400,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	400,000
500,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	500,000
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018ø	A+‡	2,043,900
Total Short-Term Holdings (Cost $3,787,128) — 8.2%			3,843,900
Total Investments (Cost $44,474,980) — 97.6%			45,862,196
Other Assets Less Liabilities — 2.4%			1,132,337
Net Assets — 100.0%			$46,994,533

South Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,014,880
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023ø	Aaa	1,485,618
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa	251,965
3,190,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026ø	Aaa	3,352,913
1,810,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	1,826,652
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,045,770
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	3,967,200
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,919,687
1,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5% due 11/1/2020	A2	1,004,490
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,015,460

See footnotes on page 24.

Portfolios of Investments (unaudited)

March 31, 2008

South Carolina Fund (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032ø	A2	$2,242,440
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,609,065
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Baa1	1,453,763
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,573,770
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,424,122
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,143,730
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,517,500
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	3,978,680
835,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030ø	A3	932,085
3,165,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	3,179,464
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,049,560
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,123,529
625,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	606,125
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,006,900
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024ø	Aaa	5,302,050
Total Municipal Bonds (Cost $59,003,799) — 93.7%			61,027,418

	Short-Term Holdings
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1	2,500,000
600,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	600,000
Total Short-Term Holdings (Cost $3,080,379) — 4.7%			3,100,000
Total Investments (Cost $62,084,178) — 98.4%			64,127,418
Other Assets Less Liabilities — 1.6%			1,029,471
Net Assets — 100.0%			$65,156,889

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2008

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$52,759,449	$28,485,319	$24,559,284	$19,217,632	$30,354,081	$46,316,377	$68,633,144
Short-term holdings	8,960,000	2,476,900	700,000	5,952,444	2,700,000	13,552,850	5,245,508
Total investments*	61,719,449	30,962,219	25,259,284	25,170,076	33,054,081	59,869,227	73,878,652
Cash**	212,230	241,547	253,107	233,299	289,536	486,575	133,528
Interest receivable	645,777	490,933	414,744	408,770	465,892	664,389	1,252,368
Receivable for Capital Stock sold	52,540	5,000	204	—	26,724	68,645	—
Expenses prepaid to shareholder service agent	3,170	1,458	1,205	1,141	1,712	2,853	3,931
Receivable for securities sold	—	—	—	55,000	—	—	—
Other	4,481	8,738	6,011	7,925	9,288	6,113	10,575
Total Assets	62,637,647	31,709,895	25,934,555	25,876,211	33,847,233	61,097,802	75,279,054
Liabilities:
Payable for securities purchased	2,035,000	—	—	—	—	—	—
Payable for Capital Stock repurchased	325,191	3,115	8,550	7,116	25,054	12,000	78,266
Dividends payable	79,754	42,949	39,109	38,115	43,285	90,658	110,086
Management fee payable	25,444	13,323	10,870	10,896	14,224	25,470	31,865
Distribution and service (12b-1) fees payable	6,696	2,774	2,915	2,775	3,700	6,593	7,666
Accrued expenses and other	28,833	19,168	18,572	18,458	20,179	29,106	33,795
Total Liabilities	2,500,918	81,329	80,016	77,360	106,442	163,827	261,678
Net Assets	$60,136,729	$31,628,566	$25,854,539	$25,798,851	$33,740,791	$60,933,975	$75,017,376
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$7,506	$4,194	$3,316	$3,228	$4,158	$ 7,467	$9,096
Class C	212	30	38	58	49	299	84
Class D	144	26	127	76	140	26	201
Additional paid-in capital	60,282,396	30,122,902	26,079,542	25,353,755	32,686,335	56,990,675	73,416,808
Undistributed net investment income (Note 6)	165,672	147,526	69,387	132,096	62,567	258,649	359,475
Undistributed/accumulated net realized gain (loss) (Note 6)	(1,136,035)	40,630	(725,541)	105,546	47,026	(5,595)	33,264
Net unrealized appreciation of investments	816,834	1,313,258	427,670	204,092	940,516	3,682,454	1,198,448
Net Assets	$60,136,729	$31,628,566	$25,854,539	$25,798,851	$33,740,791	$60,933,975	$75,017,376
Net Assets:
Class A	$57,417,026	$31,216,300	$24,626,018	$24,770,224	$32,270,452	$58,389,540	$72,736,111
Class C	$1,621,489	$220,735	$279,939	$443,577	$383,975	$ 2,340,453	$674,764
Class D	$1,098,214	$191,531	$948,582	$585,050	$1,086,364	$ 203,982	$1,606,501
Shares of Capital Stock Outstanding:
Class A	7,506,043	4,194,191	3,315,694	3,228,015	4,158,448	7,467,265	9,095,608
Class C	211,916	29,697	37,588	57,844	49,395	299,154	84,480
Class D	143,530	25,773	127,329	76,215	139,754	26,082	201,140
Net Asset Value Per Share:
Class A	$7.65	$7.44	$7.43	$7.67	$7.76	$7.82	$8.00
Class C	$7.65	$7.43	$7.45	$7.67	$7.77	$7.82	$7.99
Class D	$7.65	$7.43	$7.45	$7.68	$7.77	$7.82	$7.99

* Cost of total investments	$60,902,615	$29,648,961	$24,831,614	$24,965,984	$32,113,565	$56,186,773	$72,680,204
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$ 11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2008

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$61,593,914	$24,943,629	$62,576,320	$71,919,465	$42,018,296	$61,027,418
Short-term holdings	8,495,000	700,000	3,115,000	16,087,150	3,843,900	3,100,000
Total investments*	70,088,914	25,643,629	65,691,320	88,006,615	45,862,196	64,127,418
Cash**	126,858	33,441	259,453	652,247	233,296	257,804
Interest receivable	1,002,168	347,485	825,989	1,324,934	775,651	981,969
Receivable for Capital Stock sold	7,737	6,493	—	1,025,716	11,213	12,564
Expenses prepaid to shareholder service agent	3,550	1,331	3,233	4,501	2,346	3,043
Receivable for securities sold	—	—	30,000	—	230,000	—
Other	7,753	5,306	6,885	9,459	11,330	9,652
Total Assets	71,236,980	26,037,685	66,816,880	91,023,472	47,126,032	65,392,450
Liabilities:
Payable for securities purchased	1,028,690	—	—	—	—	—
Payable for Capital Stock repurchased	35,292	9	12,430	96,205	14,511	68,938
Dividends payable	89,537	36,081	98,901	114,784	67,622	99,656
Management fee payable	29,675	10,989	28,065	38,105	19,924	27,533
Distribution and service (12b-1) fees payable	5,926	2,317	10,039	8,050	5,432	8,824
Accrued expenses and other	30,089	18,698	26,812	36,440	24,010	30,610
Total Liabilities	1,219,209	68,094	176,247	293,584	131,499	235,561
Net Assets	$70,017,771	$25,969,591	$66,640,633	$90,729,888	$46,994,533	$65,156,889
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$9,306	$3,413	$7,531	$11,563	$5,862	$ 7,616
Class C	25	6	544	98	177	424
Class D	44	43	298	66	129	215
Additional paid-in capital	68,116,739	24,840,924	63,907,218	87,810,907	45,319,599	62,887,738
Undistributed net investment income (Note 6)	306,565	147,535	189,766	338,724	203,844	223,420
Undistributed/accumulated net realized gain (loss) (Note 6)	11,576	(1,511)	(5,864)	376,352	77,706	(5,764)
Net unrealized appreciation of investments	1,573,516	979,181	2,541,140	2,192,178	1,387,216	2,043,240
Net Assets	$70,017,771	$25,969,591	$66,640,633	$90,729,888	$46,994,533	$65,156,889
Net Assets:
Class A	$69,499,336	$25,606,165	$59,930,199	$89,451,975	$44,669,565	$60,118,779
Class C	$189,276	$42,865	$4,334,580	$766,761	$1,344,572	$ 3,344,173
Class D	$329,159	$320,561	$2,375,854	$511,152	$980,396	$ 1,693,937
Shares of Capital Stock Outstanding:
Class A	9,305,860	3,413,139	7,530,617	11,563,460	5,861,591	7,616,142
Class C	25,307	5,715	543,837	98,473	176,586	423,889
Class D	43,997	42,716	298,107	65,642	128,783	214,648
Net Asset Value Per Share:
Class A	$7.47	$7.50	$7.96	$7.74	$7.62	$7.89
Class C	$7.48	$7.50	$7.97	$7.79	$7.61	$7.89
Class D	$7.48	$7.50	$7.97	$7.79	$7.61	$7.89

* Cost of total investments	$68,515,398	$24,664,448	$63,150,180	$85,814,437	$44,474,980	$62,084,178
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$ 5,000

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2008

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Investment Income:
Interest	$1,441,057	$749,919	$658,382	$667,716	$792,887	$1,505,520	$1,937,196
Expenses:
Management fees	152,070	78,184	66,235	66,777	84,551	150,939	197,692
Shareholder account services	50,009	24,915	22,341	22,037	28,966	48,812	68,278
Distribution and service (12b-1) fees	42,857	17,470	19,005	17,986	23,429	42,914	51,190
Registration	22,431	5,434	6,193	6,042	6,759	8,884	8,124
Auditing and legal fees	19,343	16,964	14,146	14,244	17,090	21,375	26,676
Directors’ fees and expenses	3,536	2,924	2,830	2,831	2,975	3,517	3,922
Shareholder reports and communications	2,823	1,922	1,765	1,836	1,961	2,794	3,389
Custody and related services	2,016	1,439	2,672	2,643	2,447	7,841	8,940
Miscellaneous	3,819	2,685	2,360	2,422	2,623	3,765	4,936
Total Expenses	298,904	151,937	137,547	136,818	170,801	290,841	373,147
Net Investment Income	1,142,153	597,982	520,835	530,898	622,086	1,214,679	1,564,049
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	9,567	58,111	—	107,350	52,142	—	38,863
Net change in unrealized appreciation of investments	(781,904)	(18,145)	(646,725)	(622,621)	(160,049)	48,038	(1,044,805)
Net Gain (Loss) on Investments	(772,337)	39,966	(646,725)	(515,271)	(107,907)	48,038	(1,005,942)
Increase (Decrease) in Net Assets from Operations	$369,816	$637,948	$(125,890)	$15,627	$514,179	$1,262,717	$558,107

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Investment Income:
Interest	$1,621,387	$627,321	$1,645,015	$2,115,507	$1,167,480	$1,657,408
Expenses:
Management fees	177,209	66,462	166,769	232,973	120,113	167,256
Shareholder account services	58,135	22,399	52,255	77,260	36,881	51,296
Distribution and service (12b-1) fees	37,619	14,971	61,487	52,575	34,705	57,469
Registration	7,006	5,306	7,922	8,455	6,071	7,803
Auditing and legal fees	22,024	12,493	20,499	26,966	22,425	23,545
Directors’ fees and expenses	3,736	2,832	3,653	4,199	3,269	3,659
Shareholder reports and communications	3,044	1,654	2,810	3,829	2,310	3,032
Custody and related services	4,705	1,159	2,506	7,537	5,200	6,920
Miscellaneous	4,515	2,587	4,113	5,448	3,304	4,349
Total Expenses	317,993	129,863	322,014	419,242	234,278	325,329
Net Investment Income	1,303,394	497,458	1,323,001	1,696,265	933,202	1,332,079
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	78,101	—	387	376,303	83,265	—
Net change in unrealized appreciation of investments	(481,289)	(269,198)	(626,997)	(1,122,549)	(352,545)	(875,989)
Net Loss on Investments	(403,188)	(269,198)	(626,610)	(746,246)	(269,280)	(875,989)
Increase in Net Assets from Operations	$900,206	$228,260	$696,391	$950,019	$663,922	$ 456,090

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	National Fund		Colorado Fund		Georgia Fund
	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations:
Net investment income	$1,142,153	$2,716,830	$597,982	$1,312,107	$520,835	$1,122,241
Net realized gain (loss) on investments	9,567	370,912	58,111	(21,508)	—	107,234
Net change in unrealized appreciation of investments	(781,904)	(978,034)	(18,145)	(348,316)	(646,725)	(613,612)
Increase (Decrease) in Net Assets from Operations	369,816	2,109,708	637,948	942,283	(125,890)	615,863
Distributions to Shareholders:
Net investment income:
Class A	(1,088,509)	(2,536,640)	(586,220)	(1,267,630)	(497,755)	(1,035,097)
Class C	(23,318)	(66,591)	(2,877)	(6,329)	(4,436)	(11,240)
Class D	(15,072)	(33,452)	(2,495)	(4,259)	(14,565)	(27,481)
Total	(1,126,899)	(2,636,683)	(591,592)	(1,278,218)	(516,756)	(1,073,818)
Net realized long-term gain on investments:
Class A	—	—	—	(214,719)	—	—
Class C	—	—	—	(1,368)	—	—
Class D	—	—	—	(936)	—	—
Total	—	—	—	(217,023)	—	—
Decrease in Net Assets from Distributions	(1,126,899)	(2,636,683)	(591,592)	(1,495,241)	(516,756)	(1,073,818)
Capital Share Transactions:
Net proceeds from sales of shares	1,889,095	982,304	1,583,246	331,138	821,638	562,407
Investment of dividends	695,976	1,614,180	334,258	710,242	332,095	714,020
Exchanged from associated funds	1,550,732	1,892,797	—	80,660	554	178,519
Investment of gain distributions	—	—	—	154,513	—	—
Total	4,135,803	4,489,281	1,917,504	1,276,553	1,154,287	1,454,946
Cost of shares repurchased	(3,800,571)	(11,683,980)	(1,121,857)	(2,735,527)	(1,574,870)	(3,386,891)
Exchanged into associated funds	(232,631)	(915,971)	(72,500)	(34,581)	—	(42,676)
Total	(4,033,202)	(12,599,951)	(1,194,357)	(2,770,108)	(1,574,870)	(3,429,567)
Increase (Decrease) in Net Assets from Capital Share Transactions	102,601	(8,110,670)	723,147	(1,493,555)	(420,583)	(1,974,621)
Increase (Decrease) in Net Assets	(654,482)	(8,637,645)	769,503	(2,046,513)	(1,063,229)	(2,432,576)
Net Assets:
Beginning of period	60,791,211	69,428,856	30,859,063	32,905,576	26,917,768	29,350,344
End of Period*	$60,136,729	$60,791,211	$31,628,566	$30,859,063	$25,854,539	$26,917,768

* Including undistributed net investment income as follows:	$165,672	$150,418	$147,526	$141,136	$69,387	$65,308

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations:
Net investment income	$530,898	$1,246,277	$622,086	$1,319,621	$1,214,679	$2,669,229
Net realized gain on investments	107,350	106,413	52,142	2,910	—	348,960
Net change in unrealized appreciation of investments	(622,621)	(485,433)	(160,049)	(442,347)	48,038	(1,256,897)
Increase in Net Assets from Operations	15,627	867,257	514,179	880,184	1,262,717	1,761,292
Distributions to Shareholders:
Net investment income:
Class A	(509,378)	(1,179,396)	(585,069)	(1,180,633)	(1,161,445)	(2,522,719)
Class C	(6,859)	(14,072)	(4,842)	(10,815)	(41,354)	(91,810)
Class D	(8,865)	(20,150)	(14,895)	(39,300)	(3,353)	(13,986)
Total	(525,102)	(1,213,618)	(604,806)	(1,230,748)	(1,206,152)	(2,628,515)
Net realized long-term gain on investments:
Class A	(108,197)	(89,697)	(12,438)	(256,397)	(373,526)	(295,070)
Class C	(1,825)	(1,186)	(137)	(3,413)	(18,701)	(11,477)
Class D	(2,307)	(1,807)	(421)	(11,486)	(1,404)	(2,450)
Total	(112,329)	(92,690)	(12,996)	(271,296)	(393,631)	(308,997)
Decrease in Net Assets from Distributions	(637,431)	(1,306,308)	(617,802)	(1,502,044)	(1,599,783)	(2,937,512)
Capital Share Transactions:
Net proceeds from sales of shares	190,183	790,614	591,397	426,524	940,227	2,149,254
Investment of dividends	370,721	798,451	392,382	818,534	755,644	1,619,001
Exchanged from associated funds	167,635	19,851	307,029	363,271	1,604,542	93,237
Investment of gain distributions	86,916	68,684	10,384	213,974	298,366	235,396
Total	815,455	1,677,600	1,301,192	1,822,303	3,598,779	4,096,888
Cost of shares repurchased	(1,988,555)	(4,450,302)	(1,425,370)	(3,448,763)	(2,958,733)	(7,295,982)
Exchanged into associated funds	(167,085)	(153,649)	(191,302)	(253,806)	(292,555)	(95,308)
Total	(2,155,640)	(4,603,951)	(1,616,672)	(3,702,569)	(3,251,288)	(7,391,290)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,340,185)	(2,926,351)	(315,480)	(1,880,266)	347,491	(3,294,402)
Increase (Decrease) in Net Assets	(1,961,989)	(3,365,402)	(419,103)	(2,502,126)	10,425	(4,470,622)
Net Assets:
Beginning of period	27,760,840	31,126,242	34,159,894	36,662,020	60,923,550	65,394,172
End of Period*	$25,798,851	$27,760,840	$33,740,791	$34,159,894	$60,933,975	$60,923,550

* Including undistributed net investment income as follows:	$132,096	$126,300	$62,567	$45,287	$258,649	$250,122

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Michigan Fund		Minnesota Fund		Missouri Fund
	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations:
Net investment income	$1,564,049	$3,506,745	$1,303,394	$3,015,875	$497,458	$1,073,154
Net realized gain on investments	38,863	443,278	78,101	233,480	—	125,117
Net change in unrealized appreciation of investments	(1,044,805)	(1,874,977)	(481,289)	(1,363,154)	(269,198)	(586,890)
Increase in Net Assets from Operations	558,107	2,075,046	900,206	1,886,201	228,260	611,381
Distributions to Shareholders:
Net investment income:
Class A	(1,486,019)	(3,316,492)	(1,298,682)	(2,920,069)	(476,639)	(1,023,879)
Class C	(12,150)	(28,690)	(2,117)	(5,905)	(595)	(1,216)
Class D	(25,844)	(56,227)	(4,594)	(13,041)	(4,441)	(8,119)
Total	(1,524,013)	(3,401,409)	(1,305,393)	(2,939,015)	(481,675)	(1,033,214)
Net realized long-term gain on investments:
Class A	(516,985)	(640,700)	(354,523)	(121,235)	(135,007)	(200,747)
Class C	(5,435)	(6,924)	(632)	(390)	(223)	(307)
Class D	(11,541)	(14,980)	(1,652)	(823)	(1,698)	(2,146)
Total	(533,961)	(662,604)	(356,807)	(122,448)	(136,928)	(203,200)
Decrease in Net Assets from Distributions	(2,057,974)	(4,064,013)	(1,662,200)	(3,061,463)	(618,603)	(1,236,414)
Capital Share Transactions:
Net proceeds from sales of shares	458,723	654,376	958,748	1,075,626	367,429	329,162
Investment of dividends	1,026,050	2,263,295	904,774	2,043,647	291,444	611,066
Exchanged from associated funds	56,670	397,165	81,113	296,054	56,934	21,453
Investment of gain distributions	421,497	514,663	286,517	98,076	100,111	145,773
Total	1,962,940	3,829,499	2,231,152	3,513,403	815,918	1,107,454
Cost of shares repurchased	(6,783,834)	(12,709,655)	(2,405,748)	(9,668,644)	(1,013,881)	(3,048,178)
Exchanged into associated funds	(161,443)	(628,343)	(314,175)	(352,927)	(45,622)	(280,359)
Total	(6,945,277)	(13,337,998)	(2,719,923)	(10,021,571)	(1,059,503)	(3,328,537)
Decrease in Net Assets from Capital Share Transactions	(4,982,337)	(9,508,499)	(488,771)	(6,508,168)	(243,585)	(2,221,083)
Decrease in Net Assets	(6,482,204)	(11,497,466)	(1,250,765)	(7,683,430)	(633,928)	(2,846,116)
Net Assets:
Beginning of period	81,499,580	92,997,046	71,268,536	78,951,966	26,603,519	29,449,635
End of Period*	$75,017,376	$81,499,580	$70,017,771	$71,268,536	$25,969,591	$26,603,519

* Including undistributed net investment income as follows:	$359,475	$319,439	$306,565	$308,564	$147,535	$131,752

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New York Fund		Ohio Fund		Oregon Fund
	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations:
Net investment income	$1,323,001	$2,836,293	$1,696,265	$3,877,636	$933,202	$1,973,112
Net realized gain on investments	387	269,498	376,303	431,228	83,265	44,433
Net change in unrealized appreciation of investments	(626,997)	(1,328,902)	(1,122,549)	(1,595,619)	(352,545)	(683,984)
Increase in Net Assets from Operations	696,391	1,776,889	950,019	2,713,245	663,922	1,333,561
Distributions to Shareholders:
Net investment income:
Class A	(1,184,732)	(2,583,515)	(1,699,228)	(3,704,295)	(887,588)	(1,849,453)
Class C	(64,439)	(143,563)	(9,827)	(22,382)	(18,767)	(38,994)
Class D	(33,543)	(67,524)	(8,288)	(18,355)	(16,506)	(33,992)
Total	(1,282,714)	(2,794,602)	(1,717,343)	(3,745,032)	(922,861)	(1,922,439)
Net realized long-term gain on investments:
Class A	(282,803)	(23,312)	(226,302)	—	(77,532)	(384,647)
Class C	(19,812)	(1,781)	(1,622)	—	(2,095)	(10,103)
Class D	(9,243)	(780)	(1,458)	—	(1,862)	(9,046)
Total	(311,858)	(25,873)	(229,382)	—	(81,489)	(403,796)
Decrease in Net Assets from Distributions	(1,594,572)	(2,820,475)	(1,946,725)	(3,745,032)	(1,004,350)	(2,326,235)
Capital Share Transactions:
Net proceeds from sales of shares	1,902,684	1,326,686	1,639,204	1,424,228	1,625,587	2,958,985
Investment of dividends	839,876	1,801,685	1,104,079	2,407,164	602,508	1,233,759
Exchanged from associated funds	182,262	176,460	170,914	130,350	74,133	69,509
Investment of gain distributions	253,361	20,137	177,272	—	67,917	325,124
Total	3,178,183	3,324,968	3,091,469	3,961,742	2,370,145	4,587,377
Cost of shares repurchased	(2,409,435)	(6,057,460)	(6,595,927)	(9,507,395)	(2,782,291)	(6,764,412)
Exchanged into associated funds	(72,779)	(219,342)	(85,401)	(393,405)	(806,902)	(717,845)
Total	(2,482,214)	(6,276,802)	(6,681,328)	(9,900,800)	(3,589,193)	(7,482,257)
Increase (Decrease) in Net Assets from Capital Share Transactions	695,969	(2,951,834)	(3,589,859)	(5,939,058)	(1,219,048)	(2,894,880)
Decrease in Net Assets	(202,212)	(3,995,420)	(4,586,565)	(6,970,845)	(1,559,476)	(3,887,554)
Net Assets:
Beginning of period	66,842,845	70,838,265	95,316,453	102,287,298	48,554,009	52,441,563
End of Period*	$66,640,633	$66,842,845	$90,729,888	$95,316,453	$46,994,533	$48,554,009

* Including undistributed net investment income as follows:	$189,766	$149,479	$338,724	$359,802	$203,844	$193,503
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	South Carolina Fund
	Six Months Ended 3/31/08	Year Ended 9/30/07
Operations:
Net investment income	$ 1,332,079	$ 2,882,073
Net realized gain on investments	—	81,932
Net change in unrealized appreciation of investments	(875,989)	(1,013,594)
Increase in Net Assets from Operations	456,090	1,950,411
Distributions to Shareholders:
Net investment income:
Class A	(1,235,221)	(2,647,462)
Class C	(55,673)	(123,908)
Class D	(27,772)	(59,530)
Total	(1,318,666)	(2,830,900)
Net realized long-term gain on investments:
Class A	(116,599)	(388,845)
Class C	(7,125)	(22,658)
Class D	(3,320)	(11,174)
Total	(127,044)	(422,677)
Decrease in Net Assets from Distributions	(1,445,710)	(3,253,577)
Capital Share Transactions:
Net proceeds from sales of shares	930,470	2,824,828
Investment of dividends	861,251	1,884,567
Exchanged from associated funds	—	14,492
Investment of gain distributions	102,135	343,662
Total	1,893,856	5,067,549
Cost of shares repurchased	(3,884,284)	(12,451,158)
Exchanged into associated funds	(28,190)	(160,879)
Total	(3,912,474)	(12,612,037)
Decrease in Net Assets from Capital Share Transactions	(2,018,618)	(7,544,488)
Decrease in Net Assets	(3,008,238)	(8,847,654)
Net Assets:
Beginning of period	68,165,127	77,012,781
End of Period*	$65,156,889	$68,165,127

* Including undistributed net investment income as follows:	$ 223,420	$ 210,007

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”).

Through May 16, 2008, each Fund of the Series offers the following three classes of shares:

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (4.5% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2 million in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds will no longer offer Class D shares. The conversion did not affect individual shareholder account values.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation and Risk — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fixed-income securities owned by each Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

b.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Series’ insurance policies.

c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2008, distribution and service (12b-1) fees were the only class-specific expenses.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2008, the interest rates paid on these notes ranged from 0.80% to 1.75%.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On October 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2008.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Funds and provides the necessary personnel and facilities. Compensation of all Officers of the Funds, all Directors of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Fund’s average daily net assets.

Notes to Financial Statements (unaudited)

For the six months ended March 31, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A. Commissions were also paid to dealers for sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
National	$3,064	$21,609
Colorado	3,561	24,089
Georgia	450	3,126
Louisiana	747	5,559
Maryland	2,522	17,277
Massachusetts	3,424	23,654
Michigan	1,930	10,281
Minnesota	3,366	22,027
Missouri	1,153	6,916
New York	5,066	26,610
Ohio	2,320	14,438
Oregon	3,329	23,889
South Carolina	3,084	17,292

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2008, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$29,302	Minnesota	$35,194
Colorado	15,613	Missouri	13,126
Georgia	12,715	New York	29,071
Louisiana	12,827	Ohio	46,011
Maryland	16,118	Oregon	22,863
Massachusetts	28,629	South Carolina	30,596
Michigan	38,419

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2008, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
National	$ 8,231	$5,324	Minnesota	$ 770	$ 1,655
Colorado	995	862	Missouri	217	1,628
Georgia	1,468	4,822	New York	21,328	11,088
Louisiana	2,249	2,910	Ohio	3,570	2,994
Maryland	1,795	5,516	Oregon	6,303	5,539
Massachusetts	13,213	1,072	South Carolina	17,928	8,945
Michigan	4,082	8,689

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended March 31, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
National	$3,136	Minnesota	$1,019
Colorado	983	Missouri	549
Georgia	581	New York	5,196
Louisiana	796	Ohio	2,513
Maryland	768	Oregon	138
Massachusetts	1,126	South Carolina	1,010
Michigan	1,232

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2008, such charges were as follows:

Fund		Fund
National	$123	Minnesota	$—
Colorado	—	Missouri	—
Georgia	—	New York	—
Louisiana	—	Ohio	—
Maryland	—	Oregon	—
Massachusetts	604	South Carolina	991
Michigan	—

For the six months ended March 31, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Series’ Directors as follows:

Fund		Fund
National	$50,009	Minnesota	$58,135
Colorado	24,915	Missouri	22,399
Georgia	22,341	New York	52,255
Louisiana	22,037	Ohio	77,260
Maryland	28,966	Oregon	36,881
Massachusetts	48,812	South Carolina	51,296
Michigan	68,278

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2008, the Series’ potential obligation under the Guaranties was $725,100. As of March 31, 2008, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements (unaudited)

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in Directors’ fees and expenses, and the accumulated balances thereof at March 31, 2008 are included in accrued expenses and other liabilities as follows:

Fund		Fund
National	$859	Minnesota	$900
Colorado	735	Missouri	718
Georgia	718	New York	879
Louisiana	720	Ohio	992
Maryland	747	Oregon	804
Massachusetts	855	South Carolina	887
Michigan	942

4.	Committed Line of Credit — The Series is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2008.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008, were as follows:

Fund	Purchases	Sales
National	$5,689,870	$8,505,000
Colorado	4,096,098	5,260,000
Georgia	—	—
Louisiana	3,070,169	4,200,860
Maryland	—	2,440,310
Massachusetts	—	—
Michigan	—	5,000,000
Minnesota	7,675,256	12,156,500
Missouri	—	—
New York	1,318,041	135,100
Ohio	9,845,155	19,642,301
Oregon	—	2,550,620
South Carolina	—	25,000

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended March 31, 2008, and will vary from the final tax information as of the Fund’s year end.

At March 31, 2008, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$60,710,772
Colorado	29,526,303
Georgia	24,760,302
Louisiana	24,838,697
Maryland	32,037,644
Massachusetts	55,913,556
Michigan	72,317,971
Minnesota	68,233,629
Missouri	24,513,050
New York	62,967,944
Ohio	85,487,738
Oregon	44,272,961
South Carolina	61,853,098

Notes to Financial Statements (unaudited)

At March 31, 2008, the tax basis components of accumulated earnings (losses) were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$1,665,959	$1,584,940	$ 931,168	$714,245	$1,110,135
Gross unrealized depreciation of portfolio securities	(657,282)	(149,024)	(432,186)	(382,866)	(93,698)
Net unrealized appreciation of portfolio securities	1,008,677	1,435,916	498,982	331,379	1,016,437
Capital loss carryforward	(1,145,602)	—	(725,541)	—	—
Current period net realized gain	10,019	75,277	—	119,817	64,779
Total accumulated earnings (losses)	$(126,906)	$1,511,193	$ (226,559)	$451,196	$1,081,216

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$4,133,040	$2,438,620	$2,359,706	$1,306,594	$3,097,402
Gross unrealized depreciation of portfolio securities	(177,369)	(877,939)	(504,421)	(176,015)	(374,026)
Net unrealized appreciation of portfolio securities	3,955,671	1,560,681	1,855,285	1,130,579	2,723,376
Undistributed tax-exempt income	—	—	—	—	8,057
Current period net realized gain (loss)	(5,594)	46,251	78,210	(1,509)	(5,765)
Total accumulated earnings	$3,950,077	$1,606,932	$1,933,495	$1,129,070	$2,725,668

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$3,420,493	$1,843,974	$2,426,613
Gross unrealized depreciation of portfolio securities	(901,616)	(254,739)	(152,293)
Net unrealized appreciation of portfolio securities	2,518,877	1,589,235	2,274,320
Current period net realized gain (loss)	457,690	95,364	(5,764)
Total accumulated earnings	$2,976,567	$1,684,599	$2,268,556

The tax characterization of distributions paid was as follows:

	Six Months Ended 3/31/08		Year Ended 9/30/07
	Tax-exempt income	Long-term capital gains	Tax-exempt income	Long-term capital gains
National	$1,126,899	—	$2,636,683	—
Colorado	591,592	—	1,278,218	$217,023
Georgia	516,756	—	1,073,818	—
Louisiana	525,102	$112,329	1,213,618	92,690
Maryland	604,806	12,996	1,230,748	271,296
Massachusetts	1,206,152	393,631	2,628,515	308,997
Michigan	1,524,013	533,961	3,401,409	662,604
Minnesota	1,305,393	356,807	2,939,015	122,448
Missouri	481,675	136,928	1,033,214	203,200
New York	1,282,714	311,858	2,794,602	25,873
Ohio	1,717,343	229,382	3,745,032	—
Oregon	922,861	81,489	1,922,439	403,796
South Carolina	1,318,666	127,044	2,830,900	422,677

At September 30, 2007, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,145,602 (expiring in 2011) and $725,541 (expiring in 2013), respectively, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, from November 1, 2006 through September 30, 2007, the Colorado Fund incurred $17,483 of net realized capital losses. As permitted by tax regulations, the Colorado Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2008. These losses will be available to offset future taxable net gains.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Funds have 1,300,000,000 shares of Capital Stock authorized. At March 31, 2008, 100,000,000 shares were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	232,558	$1,804,901	119,434	$931,601	4,327	$33,654	6,473	$50,567
Investment of dividends	86,612	670,664	198,721	1,546,820	1,921	14,885	5,536	43,115
Exchanged from associated funds	156,216	1,210,393	191,139	1,493,189	29,929	232,579	12,766	99,327
Total	475,386	3,685,958	509,294	3,971,610	36,177	281,118	24,775	193,009
Cost of shares repurchased	(430,460)	(3,316,986)	(1,360,733)	(10,600,308)	(47,454)	(366,658)	(93,350)	(728,225)
Exchanged into associated funds	(29,695)	(232,631)	(91,168)	(712,474)	—	—	(8,301)	(64,350)
Total	(460,155)	(3,549,617)	(1,451,901)	(11,312,782)	(47,454)	(366,658)	(101,651)	(792,575)
Increase (decrease)	15,231	$136,341	(942,607)	$(7,341,172)	(11,277)	$(85,540)	(76,876)	$(599,566)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,488	$50,540	17	$136
Investment of dividends	1,346	10,427	3,114	24,245
Exchanged from associated funds	13,866	107,760	38,525	300,281
Total	21,700	168,727	41,656	324,662
Cost of shares repurchased	(15,081)	(116,927)	(45,564)	(355,447)
Exchanged into associated funds	—	—	(17,864)	(139,147)
Total	(15,081)	(116,927)	(63,428)	(494,594)
Increase (decrease)	6,619	$51,800	(21,772)	$(169,932)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	205,890	$1,538,252	40,000	$298,925	3,364	$25,000	16	$116
Investment of dividends	44,246	330,749	94,128	702,483	219	1,636	506	3,773
Exchanged from associated funds	—	—	10,201	76,425	—	—	—	—
Investment of gain distributions	—	—	20,293	152,209	—	—	183	1,368
Total	250,136	1,869,001	164,622	1,230,042	3,583	26,636	705	5,257
Cost of shares repurchased	(149,686)	(1,121,646)	(363,674)	(2,710,946)	(28)	(211)	(1,891)	(14,088)
Exchanged into associated funds	(9,718)	(72,500)	(4,608)	(34,581)	—	—	—	—
Total	(159,404)	(1,194,146)	(368,282)	(2,745,527)	(28)	(211)	(1,891)	(14,088)
Increase (decrease)	90,732	$674,855	(203,660)	$(1,515,485)	3,555	$26,425	(1,186)	$(8,831)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,687	$19,994	4,332	$32,097
Investment of dividends	251	1,873	535	3,986
Exchanged from associated funds	—	—	572	4,235
Investment of gain distributions	—	—	125	936
Total	2,938	21,867	5,564	41,254
Cost of shares repurchased	—	—	(1,405)	(10,493)
Total	—	—	(1,405)	(10,493)
Increase	2,938	$21,867	4,159	$30,761

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	108,398	$821,038	55,767	$428,951	—	$—	671	$5,139
Investment of dividends	42,043	319,014	89,584	686,239	224	1,698	878	6,767
Exchanged from associated funds	74	554	14,116	108,485	—	—	9,095	70,034
Total	150,515	1,140,606	159,467	1,223,675	224	1,698	10,644	81,940
Cost of shares repurchased	(205,897)	(1,566,370)	(398,383)	(3,046,381)	(1,144)	(8,500)	(34,679)	(267,937)
Exchanged into associated funds	—	—	(5,517)	(42,676)	—	—	—	—
Total	(205,897)	(1,566,370)	(403,900)	(3,089,057)	(1,144)	(8,500)	(34,679)	(267,937)
Decrease	(55,382)	$(425,764)	(244,433)	$(1,865,382)	(920)	$(6,802)	(24,035)	$(185,997)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	79	$600	16,574	$128,317
Investment of dividends	1,496	11,383	2,737	21,014
Total	1,575	11,983	19,311	149,331
Cost of shares repurchased	—	—	(9,412)	(72,573)
Total	—	—	(9,412)	(72,573)
Increase	1,575	$11,983	9,899	$76,758

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20,998	$164,355	75,690	$598,910	—	$—	12,718	$100,857
Investment of dividends	45,656	356,729	97,586	769,976	853	6,667	1,708	13,467
Exchanged from associated funds	21,409	167,635	2,546	19,851	—	—	—	—
Investment of gain distributions	10,684	83,327	8,346	66,264	222	1,733	140	1,108
Total	98,747	772,046	184,168	1,455,001	1,075	8,400	14,566	115,432
Cost of shares repurchased	(253,861)	(1,987,547)	(517,974)	(4,084,870)	(131)	(1,008)	(39,436)	(313,862)
Exchanged into associated funds	(21,203)	(167,085)	(9,302)	(73,488)	—	—	—	—
Total	(275,064)	(2,154,632)	(527,276)	(4,158,358)	(131)	(1,008)	(39,436)	(313,862)
Increase (decrease)	(176,317)	$(1,382,586)	(343,108)	$(2,703,357)	944	$7,392	(24,870)	$(198,430)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,303	$25,828	11,440	$90,847
Investment of dividends	937	7,325	1,901	15,008
Investment of gain distributions	238	1,856	165	1,312
Total	4,478	35,009	13,506	107,167
Cost of shares repurchased	—	—	(6,562)	(51,570)
Exchanged into associated funds	—	—	(10,147)	(80,161)
Total	—	—	(16,709)	(131,731)
Increase (decrease)	4,478	$35,009	(3,203)	$(24,564)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	70,804	$553,896	53,182	$416,313	4,813	$37,501	1,307	$10,051
Investment of dividends	48,213	377,222	99,211	775,081	534	4,183	1,299	10,172
Exchanged from associated funds	38,904	307,029	15,172	119,404	—	—	—	—
Investment of gain distributions	1,273	9,906	25,465	200,846	18	137	406	3,210
Total	159,194	1,248,053	193,030	1,511,644	5,365	41,821	3,012	23,433
Cost of shares repurchased	(178,475)	(1,395,154)	(361,585)	(2,828,091)	(1,523)	(11,884)	(19,289)	(151,332)
Exchanged into associated funds	(22,197)	(172,875)	(3,324)	(25,776)	—	—	—	—
Total	(200,672)	(1,568,029)	(364,909)	(2,853,867)	(1,523)	(11,884)	(19,289)	(151,332)
Increase (decrease)	(41,478)	$(319,976)	(171,879)	$(1,342,223)	3,842	$29,937	(16,277)	$(127,899)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Maryland Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	20	$160
Investment of dividends	1,401	10,977	4,253	33,281
Exchanged from associated funds	—	—	31,694	243,867
Investment of gain distributions	44	341	1,256	9,918
Total	1,445	11,318	37,223	287,226
Cost of shares repurchased	(2,330)	(18,332)	(60,064)	(469,340)
Exchanged into associated funds	(2,357)	(18,427)	(29,341)	(228,030)
Total	(4,687)	(36,759)	(89,405)	(697,370)
Decrease	(3,242)	$(25,441)	(52,182)	$(410,144)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	115,971	$907,633	143,078	$1,134,575	4,162	$32,594	128,027	$1,014,630
Investment of dividends	93,919	737,914	198,940	1,572,694	1,895	14,897	4,541	35,954
Exchanged from associated funds	204,537	1,604,542	9,156	71,799	—	—	—	—
Investment of gain distributions	36,877	287,999	28,398	226,616	1,178	9,210	922	7,357
Total	451,304	3,538,088	379,572	3,005,684	7,235	56,701	133,490	1,057,941
Cost of shares repurchased	(296,917)	(2,328,323)	(811,757)	(6,423,308)	(77,207)	(607,410)	(70,167)	(554,528)
Exchanged into associated funds	(37,286)	(292,555)	(12,042)	(95,308)	—	—	—	—
Total	(334,203)	(2,620,878)	(823,799)	(6,518,616)	(77,207)	(607,410)	(70,167)	(554,528)
Increase (decrease)	117,101	$917,210	(444,227)	$(3,512,932)	(69,972)	$(550,709)	63,323	$503,413

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Massachusetts Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	6	$49
Investment of dividends	360	2,833	1,309	10,353
Exchanged from associated funds	—	—	2,704	21,438
Investment of gain distributions	148	1,157	178	1,423
Total	508	3,990	4,197	33,263
Cost of shares repurchased	(2,903)	(23,000)	(40,359)	(318,146)
Total	(2,903)	(23,000)	(40,359)	(318,146)
Decrease	(2,395)	$(19,010)	(36,162)	$(284,883)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	55,416	$450,284	73,417	$602,688	1,041	$8,439	5,103	$41,861
Investment of dividends	124,336	1,008,080	270,872	2,220,126	1,255	10,165	2,799	22,909
Exchanged from associated funds	6,915	56,670	46,350	382,164	—	—	—	—
Investment of gain distributions	51,029	412,288	60,547	501,327	671	5,416	835	6,902
Total	237,696	1,927,322	451,186	3,706,305	2,967	24,020	8,737	71,672
Cost of shares repurchased	(789,891)	(6,403,661)	(1,505,817)	(12,318,704)	(31,776)	(256,068)	(10,501)	(85,320)
Exchanged into associated funds	(19,858)	(161,443)	(74,907)	(616,158)	—	—	—	—
Total	(809,749)	(6,565,104)	(1,580,724)	(12,934,862)	(31,776)	(256,068)	(10,501)	(85,320)
Decrease	(572,053)	$(4,637,782)	(1,129,538)	$(9,228,557)	(28,809)	$(232,048)	(1,764)	$(13,648)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Michigan Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	1,212	$9,827
Investment of dividends	964	7,805	2,473	20,260
Exchanged from associated funds	—	—	1,801	15,001
Investment of gain distributions	470	3,793	778	6,434
Total	1,434	11,598	6,264	51,522
Cost of shares repurchased	(15,534)	(124,105)	(37,157)	(305,631)
Exchanged into associated funds	—	—	(1,498)	(12,185)
Total	(15,534)	(124,105)	(38,655)	(317,816)
Decrease	(14,100)	$(112,507)	(32,391)	$(266,294)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	118,042	$889,748	141,488	$1,075,145	9,082	$69,000	—	$—
Investment of dividends	119,349	900,111	267,815	2,031,067	201	1,518	569	4,321
Exchanged from associated funds	10,821	81,113	38,730	296,054	—	—	—	—
Investment of gain distributions	37,899	284,622	12,715	97,277	71	533	37	286
Total	286,111	2,155,594	460,748	3,499,543	9,354	71,051	606	4,607
Cost of shares repurchased	(317,286)	(2,389,880)	(1,219,479)	(9,243,317)	(2,093)	(15,868)	(15,007)	(114,108)
Exchanged into associated funds	(41,753)	(314,175)	(46,165)	(352,927)	—	—	—	—
Total	(359,039)	(2,704,055)	(1,265,644)	(9,596,244)	(2,093)	(15,868)	(15,007)	(114,108)
Increase (decrease)	(72,928)	$(548,461)	(804,896)	$(6,096,701)	7,261	$55,183	(14,401)	$(109,501)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Minnesota Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	64	$481
Investment of dividends	416	3,145	1,087	8,259
Investment of gain distributions	181	1,362	67	513
Total	597	4,507	1,218	9,253
Cost of shares repurchased	—	—	(40,782)	(311,219)
Total	—	—	(40,782)	(311,219)
Increase (decrease)	597	$4,507	(39,564)	$(301,966)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	41,705	$317,396	42,792	$329,162	—	$—	—	$—
Investment of dividends	37,789	287,767	78,969	603,504	43	327	44	334
Exchanged from associated funds	7,482	56,934	2,801	21,453	—	—	—	—
Investment of gain distributions	12,998	98,372	18,571	143,739	29	222	17	139
Total	99,974	760,469	143,133	1,097,858	72	549	61	473
Cost of shares repurchased	(132,603)	(1,002,834)	(395,783)	(3,017,372)	(59)	(448)	(43)	(334)
Exchanged into associated funds	(5,978)	(45,622)	(36,940)	(280,359)	—	—	—	—
Total	(138,581)	(1,048,456)	(432,723)	(3,297,731)	(59)	(448)	(43)	(334)
Increase (decrease)	(38,607)	$(287,987)	(289,590)	$(2,199,873)	13	$101	18	$139

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,575	$50,033	—	$—
Investment of dividends	440	3,350	945	7,228
Investment of gain distributions	201	1,517	245	1,895
Total	7,216	54,900	1,190	9,123
Cost of shares repurchased	(1,395)	(10,599)	(3,945)	(30,472)
Total	(1,395)	(10,599)	(3,945)	(30,472)
Increase (decrease)	5,821	$44,301	(2,755)	$(21,349)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	149,570	$1,199,106	135,852	$1,104,127	35,605	$288,174	27,568	$222,559
Investment of dividends	97,058	783,101	206,241	1,671,892	3,877	31,326	9,052	73,581
Exchanged from associated funds	19,887	161,910	14,374	117,422	—	—	4,617	37,097
Investment of gain distributions	29,115	233,481	2,235	18,323	1,395	11,205	133	1,095
Total	295,630	2,377,598	358,702	2,911,764	40,877	330,705	41,370	334,332
Cost of shares repurchased	(287,790)	(2,324,600)	(600,263)	(4,881,963)	(5,730)	(46,321)	(119,923)	(977,489)
Exchanged into associated funds	(7,649)	(60,917)	(16,210)	(131,391)	—	—	(10,716)	(87,685)
Total	(295,439)	(2,385,517)	(616,473)	(5,013,354)	(5,730)	(46,321)	(130,639)	(1,065,174)
Increase (decrease)	191	$(7,919)	(257,771)	$(2,101,590)	35,147	$284,384	(89,269)	$(730,842)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	51,569	$415,404	—	$—
Investment of dividends	3,149	25,449	6,919	56,212
Exchanged from associated funds	2,522	20,352	2,736	21,941
Investment of gain distributions	1,080	8,675	88	719
Total	58,320	469,880	9,743	78,872
Cost of shares repurchased	(4,720)	(38,514)	(24,454)	(198,008)
Exchanged into associated funds	(1,471)	(11,862)	(33)	(266)
Total	(6,191)	(50,376)	(24,487)	(198,274)
Increase (decrease)	52,129	$419,504	(14,744)	$(119,402)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	209,327	$1,626,112	179,309	$1,408,711	1,662	$13,092	1,884	$14,901
Investment of dividends	139,082	1,088,466	302,317	2,373,374	954	7,517	2,150	16,990
Exchanged from associated funds	11,263	88,532	16,466	128,547	10,520	82,382	226	1,803
Investment of gain distributions	22,387	174,596	—	—	161	1,268	—	—
Total	382,059	2,977,706	498,092	3,910,632	13,297	104,259	4,260	33,694
Cost of shares repurchased	(830,917)	(6,490,668)	(1,165,168)	(9,157,476)	(1)	(10)	(24,966)	(196,817)
Exchanged into associated funds	(10,890)	(85,401)	(49,649)	(391,606)	—	—	(227)	(1,799)
Total	(841,807)	(6,576,069)	(1,214,817)	(9,549,082)	(1)	(10)	(25,193)	(198,616)
Increase (decrease)	(459,748)	$(3,598,363)	(716,725)	$(5,638,450)	13,296	$104,249	(20,933)	$(164,922)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Ohio Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	79	$616
Investment of dividends	1,028	8,096	2,127	16,800
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	179	1,408	—	—
Total	1,207	9,504	2,206	17,416
Cost of shares repurchased	(13,694)	(105,249)	(19,292)	(153,102)
Total	(13,694)	(105,249)	(19,292)	(153,102)
Decrease	(12,487)	$(95,745)	(17,086)	$(135,686)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	190,999	$1,461,975	372,601	$2,870,048	13,502	$102,514	317	$2,438
Investment of dividends	74,552	573,514	152,410	1,175,110	2,447	18,804	5,004	38,534
Exchanged from associated funds	9,671	74,133	8,966	69,509	—	—	—	—
Investment of gain distributions	8,394	64,299	39,527	307,517	272	2,084	1,293	10,044
Total	283,616	2,173,921	573,504	4,422,184	16,221	123,402	6,614	51,016
Cost of shares repurchased	(331,411)	(2,541,784)	(835,175)	(6,453,648)	(8,816)	(67,620)	(5,389)	(41,744)
Exchanged into associated funds	(104,460)	(806,902)	(93,316)	(717,845)	—	—	—	—
Total	(435,871)	(3,348,686)	(928,491)	(7,171,493)	(8,816)	(67,620)	(5,389)	(41,744)
Increase (decrease)	(152,255)	$(1,174,765)	(354,987)	$(2,749,309)	7,405	$55,782	1,225	$9,272

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	8,020	$61,098	11,216	$86,499
Investment of dividends	1,326	10,190	2,611	20,115
Investment of gain distributions	201	1,534	973	7,563
Total	9,547	72,822	14,800	114,177
Cost of shares repurchased	(22,659)	(172,887)	(34,679)	(269,020)
Total	(22,659)	(172,887)	(34,679)	(269,020)
Decrease	(13,112)	$(100,065)	(19,879)	$(154,843)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/08		Year Ended 9/30/07		Six Months Ended 3/31/08		Year Ended 9/30/07
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	93,076	$739,726	280,207	$2,263,016	23,670	$189,820	66,620	$539,740
Investment of dividends	99,945	799,048	217,402	1,751,733	5,130	40,990	11,004	88,602
Exchanged from associated funds	—	—	1,802	14,492	—	—	—	—
Investment of gain distributions	11,723	93,418	38,794	315,804	721	5,737	2,276	18,525
Total	204,744	1,632,192	538,205	4,345,045	29,521	236,547	79,900	646,867
Cost of shares repurchased	(376,004)	(3,003,659)	(1,437,620)	(11,593,186)	(88,406)	(707,267)	(78,845)	(634,596)
Exchanged into associated funds	—	—	(11,295)	(90,932)	(3,511)	(28,190)	(8,679)	(69,947)
Total	(376,004)	(3,003,659)	(1,448,915)	(11,684,118)	(91,917)	(735,457)	(87,524)	(704,543)
Decrease	(171,260)	$(1,371,467)	(910,710)	$(7,339,073)	(62,396)	$(498,910)	(7,624)	$(57,676)

	Class D
	Six Months Ended 3/31/08		Year Ended 9/30/07
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	115	$924	2,734	$22,072
Investment of dividends	2,653	21,213	5,492	44,232
Investment of gain distributions	374	2,980	1,146	9,333
Total	3,142	25,117	9,372	75,637
Cost of shares repurchased	(21,708)	(173,358)	(27,547)	(223,376)
Total	(21,708)	(173,358)	(27,547)	(223,376)
Decrease	(18,566)	$(148,241)	(18,175)	$(147,739)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief.

The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.74		$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.15		0.33	0.35	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.10)		(0.08)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.05		0.25	0.28	0.25	0.33	0.26
Less Distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Total Distributions	(0.14)		(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Net Asset Value, End of Period	$7.65		$7.74	$7.81	$7.88	$7.97	$7.98
Total Return	0.70%		3.21%	3.58%	3.18%	4.16%	3.29%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$57,417		$58,002	$65,846	$67,861	$73,970	$86,905
Ratio of expenses to average net assets	0.95%	†	0.90%	0.92%	0.94%	0.91%	0.95%
Ratio of net investment income to average net assets	3.79%	†	4.19%	4.46%	4.29%	4.22%	4.14%
Portfolio turnover rate	10.46%		28.55%	—	4.55%	—	7.04%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.75		$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.11		0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.10)		(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.01		0.19	0.21	0.18	0.25	0.19
Less Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Total Distributions	(0.11)		(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Period	$7.65		$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	0.12%		2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,621		$1,729	$2,343	$2,998	$3,503	$5,446
Ratio of expenses to average net assets	1.85%	†	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	2.89%	†	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	10.46%		28.55%	—	4.55%	—	7.04%

See footnotes on page 63.

Financial Highlights (unaudited)

National Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.75		$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.11		0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.10)		(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.01		0.19	0.21	0.18	0.25	0.19
Less Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Total Distributions	(0.11)		(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Period	$7.65		$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	0.12%		2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,098		$1,060	$1,239	$1,600	$1,799	$2,942
Ratio of expenses to average net assets	1.85%	†	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	2.89%	†	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	10.46%		28.55%	—	4.55%	—	7.04%

Colorado Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.43		$7.56	$7.65	$7.66	$7.63	$7.69
Income from Investment Operations:
Net investment income	0.14		0.31	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.01		(0.09)	(0.09)	(0.01)	0.03	(0.06)
Total from Investment Operations	0.15		0.22	0.22	0.30	0.34	0.25
Less Distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	—		(0.05)	—	—	—	(0.01)
Total Distributions	(0.14)		(0.35)	(0.31)	(0.31)	(0.31)	(0.31)
Net Asset Value, End of Period	$7.44		$7.43	$7.56	$7.65	$7.66	$7.63
Total Return	2.05%		2.97%	2.92%	3.93%	4.49%	3.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,216		$30,496	$32,558	$35,058	$36,025	$38,560
Ratio of expenses to average net assets	0.96%	†	0.94%	0.95%	0.96%	0.94%	0.99%
Ratio of net investment income to average net assets	3.83%	†	4.11%	4.13%	4.05%	4.05%	4.05%
Portfolio turnover rate	14.02%		10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 63.

Financial Highlights (unaudited)

Colorado Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.42		$7.55	$7.64	$7.65	$7.62	$7.68
Income from Investment Operations:
Net investment income	0.11		0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.01		(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from Investment Operations	0.12		0.15	0.15	0.23	0.27	0.19
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	—		(0.05)	—	—	—	(0.01)
Total Distributions	(0.11)		(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Period	$7.43		$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	1.60%		2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$221		$194	$206	$105	$121	$205
Ratio of expenses to average net assets	1.86%	†	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	2.93%	†	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	14.02%		10.86%	3.27%	—	5.04%	4.10%

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.42		$7.55	$7.64	$7.65	$7.62	$7.68
Income from Investment Operations:
Net investment income	0.11		0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.01		(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from Investment Operations	0.12		0.15	0.15	0.23	0.27	0.19
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	—		(0.05)	—	—	—	(0.01)
Total Distributions	(0.11)		(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Period	$7.43		$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	1.60%		2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$192		$169	$141	$153	$138	$276
Ratio of expenses to average net assets	1.86%	†	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	2.93%	†	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	14.02%		10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 63.

Financial Highlights (unaudited)

Georgia Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.61		$7.74	$7.78	$7.84	$8.01	$8.10
Income from Investment Operations:
Net investment income	0.15		0.31	0.32	0.31	0.32	0.33
Net realized and unrealized loss on investments	(0.18)		(0.14)	(0.04)	(0.06)	(0.16)	(0.06)
Total from Investment Operations	(0.03)		0.17	0.28	0.25	0.16	0.27
Less Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.32)	(0.31)	(0.32)	(0.33)
Distributions from net realized capital gain	—		—	—	—	(0.01)	(0.03)
Total Distributions	(0.15)		(0.30)	(0.32)	(0.31)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.43		$7.61	$7.74	$7.78	$7.84	$8.01
Total Return	(0.42)%		2.18%	3.70%	3.19%	2.09%	3.48%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$24,626		$25,664	$27,966	$30,456	$32,928	$35,086
Ratio of expenses to average net assets	1.00%	†	0.94%	0.95%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	3.97%	†	4.03%	4.15%	3.93%	4.11%	4.16%
Portfolio turnover rate	—		6.42%	—	8.59%	20.43%	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.63		$7.76	$7.80	$7.86	$8.02	$8.12
Income from Investment Operations:
Net investment income	0.12		0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.18)		(0.14)	(0.04)	(0.06)	(0.15)	(0.07)
Total from Investment Operations	(0.06)		0.10	0.21	0.18	0.10	0.19
Less Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gain	—		—	—	—	(0.01)	(0.03)
Total Distributions	(0.12)		(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.45		$7.63	$7.76	$7.80	$7.86	$8.02
Total Return	(0.87)%		1.26%	2.76%	2.26%	1.30%	2.42%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$280		$294	$485	$586	$639	$620
Ratio of expenses to average net assets	1.90%	†	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.07%	†	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	—		6.42%	—	8.59%	20.43%	—

See footnotes on page 63.

Financial Highlights (unaudited)

Georgia Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.64		$7.76	$7.80	$7.86	$8.03	$8.12
Income from Investment Operations:
Net investment income	0.12		0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.19)		(0.13)	(0.04)	(0.06)	(0.16)	(0.06)
Total from Investment Operations	(0.07)		0.11	0.21	0.18	0.09	0.20
Less Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gain	—		—	—	—	(0.01)	(0.03)
Total Distributions	(0.12)		(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.45		$7.64	$7.76	$7.80	$7.86	$8.03
Total Return	(1.00)%		1.39%	2.76%	2.26%	1.17%	2.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$949		$960	$899	$1,107	$1,479	$1,658
Ratio of expenses to average net assets	1.90%	†	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.07%	†	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	—		6.42%	—	8.59%	20.43%	—

Louisiana Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.86		$7.97	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.16		0.34	0.34	0.34	0.34	0.36
Net realized and unrealized loss on investments	(0.17)		(0.10)	(0.06)	(0.13)	(0.03)	(0.12)
Total from Investment Operations	(0.01)		0.24	0.28	0.21	0.31	0.24
Less Distributions:
Dividends from net investment income	(0.15)		(0.33)	(0.34)	(0.34)	(0.34)	(0.35)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.18)		(0.35)	(0.37)	(0.37)	(0.36)	(0.38)
Net Asset Value, End of Period	$7.67		$7.86	$7.97	$8.06	$8.22	$8.27
Total Return	(0.06)%		3.10%	3.51%	2.53%	3.77%	3.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$24,770		$26,750	$29,877	$38,036	$41,960	$46,181
Ratio of expenses to average net assets	0.99%	†	0.94%	0.97%	0.95%	0.91%	0.94%
Ratio of net investment income to average net assets	4.00%	†	4.25%	4.26%	4.16%	4.14%	4.33%
Portfolio turnover rate	11.96%		11.58%	—	2.54%	2.51%	—

See footnotes on page 63.

Financial Highlights (unaudited)

Louisiana Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.85		$7.97	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.12		0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.15)		(0.10)	(0.06)	(0.14)	(0.04)	(0.11)
Total from Investment Operations	(0.03)		0.16	0.21	0.13	0.23	0.17
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.15)		(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net Asset Value, End of Period	$7.67		$7.85	$7.97	$8.06	$8.22	$8.27
Total Return	(0.38)%		2.05%	2.58%	1.62%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$444		$447	$652	$759	$698	$687
Ratio of expenses to average net assets	1.89%	†	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.10%	†	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.96%		11.58%	—	2.54%	2.51%	—

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.86		$7.98	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.12		0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.15)		(0.10)	(0.05)	(0.14)	(0.04)	(0.11)
Total from Investment Operations	(0.03)		0.16	0.22	0.13	0.23	0.17
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.15)		(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net Asset Value, End of Period	$7.68		$7.86	$7.98	$8.06	$8.22	$8.27
Total Return	(0.38)%		2.05%	2.71%	1.61%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$585		$564	$598	$580	$464	$843
Ratio of expenses to average net assets	1.89%	†	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.10%	†	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.96%		11.58%	—	2.54%	2.51%	—

See footnotes on page 63.

Financial Highlights (unaudited)

Maryland Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.78		$7.92	$7.97	$8.03	$8.05	$8.27
Income from Investment Operations:
Net investment income	0.15		0.29	0.32	0.31	0.31	0.32
Net realized and unrealized loss on investments	(0.03)		(0.09)	(0.03)	(0.02)	—	(0.14)
Total from Investment Operations	0.12		0.20	0.29	0.29	0.31	0.18
Less Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.32)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	+		(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.14)		(0.34)	(0.34)	(0.35)	(0.33)	(0.40)
Net Asset Value, End of Period	$7.76		$7.78	$7.92	$7.97	$8.03	$8.05
Total Return	1.60%		2.50%	3.78%	3.72%	3.94%	2.29%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$32,270		$32,690	$34,623	$39,148	$41,082	$45,239
Ratio of expenses to average net assets	0.97%	†	0.94%	0.95%	0.96%	0.93%	0.96%
Ratio of net investment income to average net assets	3.72%	†	3.76%	4.04%	3.87%	3.89%	3.92%
Portfolio turnover rate	—		4.57%	13.33%	9.77%	5.66%	10.98%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.80		$7.93	$7.98	$8.05	$8.06	$8.29
Income from Investment Operations:
Net investment income	0.11		0.22	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.03)	(0.03)	0.01	(0.14)
Total from Investment Operations	0.08		0.13	0.22	0.21	0.25	0.10
Less Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	+		(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.11)		(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net Asset Value, End of Period	$7.77		$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.01%		1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$384		$355	$490	$421	$419	$444
Ratio of expenses to average net assets	1.87%	†	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.82%	†	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	—		4.57%	13.33%	9.77%	5.66%	10.98%

See footnotes on page 63.

Financial Highlights (unaudited)

Maryland Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.80		$7.93	$7.98	$8.05	$8.06	$8.29
Income from Investment Operations:
Net investment income	0.11		0.22	0.25	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.03)	(0.03)	0.02	(0.14)
Total from Investment Operations	0.08		0.13	0.22	0.21	0.25	0.10
Less Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	+		(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.11)		(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net Asset Value, End of Period	$7.77		$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.01%		1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,086		$1,115	$1,548	$1,932	$2,016	$2,291
Ratio of expenses to average net assets	1.87%	†	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.82%	†	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	—		4.57%	13.33%	9.77%	5.66%	10.98%

Massachusetts Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.86		$8.01	$8.15	$8.27	$8.34	$8.38
Income from Investment Operations:
Net investment income	0.16		0.34	0.34	0.34	0.33	0.33
Net realized and unrealized gain (loss) on investments	0.01		(0.12)	(0.11)	(0.11)	(0.07)	(0.05)
Total from Investment Operations	0.17		0.22	0.23	0.23	0.26	0.28
Less Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.34)	(0.33)	(0.33)	(0.32)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.21)		(0.37)	(0.37)	(0.35)	(0.33)	(0.32)
Net Asset Value, End of Period	$7.82		$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	2.18%		2.83%	2.86%	2.90%	3.18%	3.48%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$58,390		$57,796	$62,426	$69,598	$76,118	$83,379
Ratio of expenses to average net assets	0.92%	†	0.89%	0.90%	0.91%	0.89%	0.92%
Ratio of net investment income to average net assets	4.06%	†	4.27%	4.25%	4.09%	3.98%	3.96%
Portfolio turnover rate	—		6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 63.

Financial Highlights (unaudited)

Massachusetts Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.87		$8.01	$8.15	$8.27	$8.34	$8.37
Income from Investment Operations:
Net investment income	0.12		0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	—		(0.11)	(0.12)	(0.10)	(0.08)	(0.03)
Total from Investment Operations	0.12		0.16	0.15	0.16	0.18	0.22
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.17)		(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net Asset Value, End of Period	$7.82		$7.87	$8.01	$8.15	$8.27	$8.34
Total Return	1.59%		2.03%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,340		$2,904	$2,450	$2,527	$3,052	$3,284
Ratio of expenses to average net assets	1.82%	†	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.16%	†	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	—		6.81%	—	4.55%	1.97%	2.42%

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.86		$8.01	$8.15	$8.27	$8.34	$8.37
Income from Investment Operations:
Net investment income	0.12		0.27	0.27	0.26	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.01		(0.12)	(0.12)	(0.10)	(0.08)	(0.03)
Total from Investment Operations	0.13		0.15	0.15	0.16	0.18	0.22
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.17)		(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net Asset Value, End of Period	$7.82		$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	1.72%		1.91%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$204		$224	$518	$607	$785	$1,293
Ratio of expenses to average net assets	1.82%	†	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.16%	†	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	—		6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 63.

Financial Highlights (unaudited)

Michigan Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.15		$8.33	$8.44	$8.57	$8.64	$8.64
Income from Investment Operations:
Net investment income	0.16		0.33	0.34	0.35	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.10)		(0.13)	(0.08)	(0.14)	(0.06)	0.04
Total from Investment Operations	0.06		0.20	0.26	0.21	0.29	0.36
Less Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.34)	(0.34)	(0.34)	(0.32)
Distributions from net realized capital gain	(0.05)		(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.21)		(0.38)	(0.37)	(0.34)	(0.36)	(0.36)
Net Asset Value, End of Period	$8.00		$8.15	$8.33	$8.44	$8.57	$8.64
Total Return	0.75%		2.47%	3.12%	2.56%	3.51%	4.24%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$72,736		$78,824	$89,978	$100,016	$108,791	$116,487
Ratio of expenses to average net assets	0.92%	†	0.87%	0.88%	0.90%	0.87%	0.91%
Ratio of net investment income to average net assets	3.98%	†	4.02%	4.12%	4.11%	4.08%	3.79%
Portfolio turnover rate	—		11.33%	10.63%	8.64%	—	6.10%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.14		$8.32	$8.43	$8.56	$8.63	$8.63
Income from Investment Operations:
Net investment income	0.12		0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.10)		(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from Investment Operations	0.02		0.13	0.18	0.14	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gain	(0.05)		(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.17)		(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net Asset Value, End of Period	$7.99		$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	0.30%		1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$675		$923	$958	$918	$851	$728
Ratio of expenses to average net assets	1.82%	†	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.08%	†	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	—		11.33%	10.63%	8.64%	—	6.10%

See footnotes on page 63.

Financial Highlights (unaudited)

Michigan Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.14		$8.32	$8.43	$8.56	$8.63	$8.63
Income from Investment Operations:
Net investment income	0.12		0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.10)		(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from Investment Operations	0.02		0.13	0.18	0.14	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gain	(0.05)		(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.17)		(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net Asset Value, End of Period	$7.99		$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	0.30%		1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,607		$1,753	$2,061	$2,101	$2,583	$2,093
Ratio of expenses to average net assets	1.82%	†	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.08%	†	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	—		11.33%	10.63%	8.64%	—	6.10%

Minnesota Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.55		$7.67	$7.75	$7.83	$7.87	$7.92
Income from Investment Operations:
Net investment income	0.14		0.30	0.31	0.31	0.31	0.29
Net realized and unrealized loss on investments	(0.04)		(0.11)	(0.08)	(0.09)	(0.05)	(0.06)
Total from Investment Operations	0.10		0.19	0.23	0.22	0.26	0.23
Less Distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.30)	(0.30)	(0.30)	(0.28)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—	—
Total Distributions	(0.18)		(0.31)	(0.31)	(0.30)	(0.30)	(0.28)
Net Asset Value, End of Period	$7.47		$7.55	$7.67	$7.75	$7.83	$7.87
Total Return	1.29%		2.52%	3.04%	2.90%	3.41%	3.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$69,499		$70,804	$78,066	$84,659	$91,022	$96,175
Ratio of expenses to average net assets	0.89%	†	0.88%	0.89%	0.92%	0.88%	0.93%
Ratio of net investment income to average net assets	3.68%	†	4.01%	4.04%	3.96%	3.95%	3.69%
Portfolio turnover rate	12.17%		4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 63.

Financial Highlights (unaudited)

Minnesota Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.56		$7.68	$7.75	$7.83	$7.87	$7.93
Income from Investment Operations:
Net investment income	0.10		0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.03)		(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from Investment Operations	0.07		0.12	0.17	0.15	0.19	0.15
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—	—
Total Distributions	(0.15)		(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net Asset Value, End of Period	$7.48		$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	0.83%		1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$189		$136	$249	$287	$390	$555
Ratio of expenses to average net assets	1.79%	†	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	2.78%	†	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	12.17%		4.48%	10.60%	8.09%	1.85%	9.37%

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.56		$7.68	$7.75	$7.83	$7.87	$7.93
Income from Investment Operations:
Net investment income	0.10		0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.03)		(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from Investment Operations	0.07		0.12	0.17	0.15	0.19	0.15
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—	—
Total Distributions	(0.15)		(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net Asset Value, End of Period	$7.48		$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	0.83%		1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$329		$328	$637	$762	$1,315	$1,370
Ratio of expenses to average net assets	1.79%	†	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	2.78%	†	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	12.17%		4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 63.

Financial Highlights (unaudited)

Missouri Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.61		$7.78	$7.84	$7.89	$7.94	$8.02
Income from Investment Operations:
Net investment income	0.14		0.29	0.31	0.31	0.30	0.30
Net realized and unrealized loss on investments	(0.07)		(0.13)	(0.04)	(0.04)	(0.04)	(0.06)
Total from Investment Operations	0.07		0.16	0.27	0.27	0.26	0.24
Less Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.31)	(0.31)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.18)		(0.33)	(0.33)	(0.32)	(0.31)	(0.32)
Net Asset Value, End of Period	$7.50		$7.61	$7.78	$7.84	$7.89	$7.94
Total Return	0.88%		2.20%	3.51%	3.39%	3.38%	2.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$25,606		$26,279	$29,097	$31,347	$33,899	$36,409
Ratio of expenses to average net assets	0.97%	†	0.94%	0.95%	0.97%	0.94%	0.97%
Ratio of net investment income to average net assets	3.75%	†	3.83%	4.03%	3.95%	3.83%	3.79%
Portfolio turnover rate	—		20.86%	15.02%	—	3.99%	2.95%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.61		$7.77	$7.84	$7.89	$7.95	$8.02
Income from Investment Operations:
Net investment income	0.11		0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.08)		(0.12)	(0.05)	(0.04)	(0.05)	(0.05)
Total from Investment Operations	0.03		0.10	0.19	0.20	0.18	0.18
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.14)		(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Period	$7.50		$7.61	$7.77	$7.84	$7.89	$7.95
Total Return	0.42%		1.28%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$43		$43	$44	$141	$139	$88
Ratio of expenses to average net assets	1.87%	†	1.84%	1.85%	1.87%	1.84%	1.87%
Ratio of net investment income to average net assets	2.85%	†	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	—		20.86%	15.02%	—	3.99%	2.95%

See footnotes on page 63.

Financial Highlights (unaudited)

Missouri Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.62		$7.78	$7.84	$7.89	$7.95	$8.02
Income from Investment Operations:
Net investment income	0.11		0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.09)		(0.12)	(0.04)	(0.04)	(0.05)	(0.05)
Total from Investment Operations	0.02		0.10	0.20	0.20	0.18	0.18
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.14)		(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Period	$7.50		$7.62	$7.78	$7.84	$7.89	$7.95
Total Return	0.29%		1.42%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$321		$281	$309	$362	$345	$511
Ratio of expenses to average net assets	1.87%	†	1.84%	1.85%	1.87%	1.84%	1.86%
Ratio of net investment income to average net assets	2.85%	†	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	—		20.86%	15.02%	—	3.99%	2.95%

New York Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.07		$8.19	$8.26	$8.27	$8.34	$8.43
Income from Investment Operations:
Net investment income	0.16		0.34	0.35	0.33	0.35	0.34
Net realized and unrealized loss on investments	(0.07)		(0.12)	(0.06)	(0.01)	(0.06)	(0.07)
Total from Investment Operations	0.09		0.22	0.29	0.32	0.29	0.27
Less Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.34)	(0.33)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.20)		(0.34)	(0.36)	(0.33)	(0.36)	(0.36)
Net Asset Value, End of Period	$7.96		$8.07	$8.19	$8.26	$8.27	$8.34
Total Return	1.07%		2.76%	3.61%	3.96%	3.60%	3.24%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$59,930		$60,746	$63,794	$69,563	$71,698	$80,452
Ratio of expenses to average net assets	0.88%	†	0.85%	0.88%	0.90%	0.88%	0.91%
Ratio of net investment income to average net assets	4.05%	†	4.22%	4.25%	4.03%	4.18%	4.11%
Portfolio turnover rate	0.22%		16.19%	—	10.47%	—	6.35%

See footnotes on page 63.

Financial Highlights (unaudited)

New York Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.08		$8.20	$8.27	$8.29	$8.35	$8.44
Income from Investment Operations:
Net investment income	0.13		0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.08)		(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from Investment Operations	0.05		0.14	0.22	0.24	0.23	0.20
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.16)		(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.97		$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	0.62%		1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,335		$4,110	$4,905	$4,994	$5,732	$7,295
Ratio of expenses to average net assets	1.78%	†	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.15%	†	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	0.22%		16.19%	—	10.47%	—	6.35%

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.08		$8.20	$8.27	$8.29	$8.35	$8.44
Income from Investment Operations:
Net investment income	0.13		0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.08)		(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from Investment Operations	0.05		0.14	0.22	0.24	0.23	0.20
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.16)		(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.97		$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	0.62%		1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,376		$1,987	$2,139	$2,442	$2,437	$2,653
Ratio of expenses to average net assets	1.78%	†	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.15%	†	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	0.22%		16.19%	—	10.47%	—	6.35%

See footnotes on page 63.

Financial Highlights (unaudited)

Ohio Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.82		$7.90	$8.01	$8.10	$8.14	$8.26
Income from Investment Operations:
Net investment income	0.14		0.31	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.06)		(0.09)	(0.09)	(0.07)	(0.02)	(0.11)
Total from Investment Operations	0.08		0.22	0.22	0.25	0.29	0.21
Less Distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.31)	(0.31)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.02)		—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.16)		(0.30)	(0.33)	(0.34)	(0.33)	(0.33)
Net Asset Value, End of Period	$7.74		$7.82	$7.90	$8.01	$8.10	$8.14
Total Return	1.06%		2.84%	2.78%	3.09%	3.69%	2.63%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$89,452		$94,031	$100,686	$107,587	$114,544	$122,692
Ratio of expenses to average net assets	0.89%	†	0.86%	0.87%	0.89%	0.87%	0.91%
Ratio of net investment income to average net assets	3.65%	†	3.95%	3.94%	3.92%	3.88%	3.97%
Portfolio turnover rate	11.53%		8.54%	7.15%	4.57%	—	6.79%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.87		$7.95	$8.06	$8.15	$8.18	$8.31
Income from Investment Operations:
Net investment income	0.11		0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.06)		(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from Investment Operations	0.05		0.15	0.15	0.18	0.23	0.13
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Dividends from net realized capital gain	(0.02)		—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.13)		(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Period	$7.79		$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	0.60%		1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$767		$670	$844	$922	$1,005	$1,339
Ratio of expenses to average net assets	1.79%	†	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	2.75%	†	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	11.53%		8.54%	7.15%	4.57%	—	6.79%

See footnotes on page 63.

Financial Highlights (unaudited)

Ohio Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.87		$7.95	$8.06	$8.15	$8.18	$8.31
Income from Investment Operations:
Net investment income	0.11		0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.06)		(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from Investment Operations	0.05		0.15	0.15	0.18	0.23	0.13
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	(0.02)		—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.13)		(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Period	$7.79		$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	0.60%		1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$511		$615	$757	$773	$1,012	$1,440
Ratio of expenses to average net assets	1.79%	†	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	2.75%	†	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	11.53%		8.54%	7.15%	4.57%	—	6.79%

Oregon Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.68		$7.83	$7.87	$7.91	$7.94	$8.03
Income from Investment Operations:
Net investment income	0.15		0.31	0.32	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.05)		(0.10)	(0.04)	(0.03)	(0.03)	(0.07)
Total from Investment Operations	0.10		0.21	0.28	0.28	0.29	0.24
Less Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.16)		(0.36)	(0.32)	(0.32)	(0.32)	(0.33)
Net Asset Value, End of Period	$7.62		$7.68	$7.83	$7.87	$7.91	$7.94
Total Return	1.33%		2.79%	3.75%	3.53%	3.73%	3.10%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$44,670		$46,168	$49,862	$53,109	$56,182	$56,365
Ratio of expenses to average net assets	0.93%	†	0.90%	0.92%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets	3.93%	†	4.00%	4.10%	3.97%	4.00%	3.87%
Portfolio turnover rate	—		3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 63.

Financial Highlights (unaudited)

Oregon Fund (continued)

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.67		$7.82	$7.86	$7.90	$7.93	$8.03
Income from Investment Operations:
Net investment income	0.12		0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.05)		(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from Investment Operations	0.07		0.14	0.21	0.21	0.22	0.16
Less Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.13)		(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Period	$7.61		$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	0.88%		1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,345		$1,298	$1,314	$1,282	$1,641	$1,767
Ratio of expenses to average net assets	1.83%	†	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.03%	†	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	—		3.27%	16.84%	4.88%	1.92%	3.56%

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.67		$7.82	$7.86	$7.90	$7.93	$8.03
Income from Investment Operations:
Net investment income	0.12		0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.05)		(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from Investment Operations	0.07		0.14	0.21	0.21	0.22	0.16
Less Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.13)		(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Period	$7.61		$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	0.88%		1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$980		$1,088	$1,265	$1,442	$1,517	$1,848
Ratio of expenses to average net assets	1.83%	†	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.03%	†	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	—		3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 63.

Financial Highlights (unaudited)

South Carolina Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.01		$8.16	$8.19	$8.18	$8.23	$8.25
Income from Investment Operations:
Net investment income	0.16		0.32	0.32	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.10)		(0.10)	(0.03)	0.03	0.05	—
Total from Investment Operations	0.06		0.22	0.29	0.35	0.36	0.31
Less Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.32)	(0.32)	(0.30)	(0.31)
Distributions from net realized capital gain	(0.02)		(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.18)		(0.37)	(0.32)	(0.34)	(0.41)	(0.33)
Net Asset Value, End of Period	$7.89		$8.01	$8.16	$8.19	$8.18	$8.23
Total Return	0.68%		2.70%	3.62%	4.23%	4.51%	3.91%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$60,119		$62,402	$70,937	$75,442	$76,913	$79,463
Ratio of expenses to average net assets	0.90%	†	0.87%	0.88%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	4.05%	†	4.03%	4.00%	3.89%	3.77%	3.83%
Portfolio turnover rate	—		8.67%	9.93%	—	—	34.81%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.19	$8.18	$8.23	$8.24
Income from Investment Operations:
Net investment income	0.13		0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.11)		(0.09)	(0.04)	0.02	0.06	0.01
Total from Investment Operations	0.02		0.16	0.21	0.27	0.29	0.25
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gain	(0.02)		(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.14)		(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Period	$7.89		$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	0.24%		1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,344		$3,895	$4,026	$4,939	$5,200	$5,483
Ratio of expenses to average net assets	1.80%	†	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.15%	†	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	—		8.67%	9.93%	—	—	34.81%

See footnotes on page 63.

Financial Highlights (unaudited)

South Carolina Fund (continued)

CLASS D
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/08		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.19	$8.18	$8.23	$8.24
Income from Investment Operations:
Net investment income	0.13		0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.11)		(0.09)	(0.04)	0.02	0.06	0.01
Total from Investment Operations	0.02		0.16	0.21	0.27	0.29	0.25
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gain	(0.02)		(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.14)		(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Period	$7.89		$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	0.23%		1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,694		$1,868	$2,050	$2,515	$3,035	$3,947
Ratio of expenses to average net assets	1.80%	†	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.15%	†	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	—		8.67%	9.93%	—	—	34.81%

†	Annualized.
+	Capital gain of $0.003 per share was paid.
‡	Capital gain of $0.004 per share was paid.
*	Capital gain of $0.001 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

In the discussion below, the term “Fund” refers to Seligman Municipal Fund Series, Inc. and the term “Series” refers to the National Fund, the Colorado Fund, the Georgia Fund, the Louisiana Fund, the Maryland Fund, the Massachusetts Fund, the Michigan Fund, the Minnesota Fund, the Missouri Fund, the New York Fund, the Ohio Fund, the Oregon Fund and the South Carolina Fund. There is a single management agreement between the Manager and the Fund that relates to all thirteen Series.

The directors of the Fund, of which each Series is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series, at a meeting held on November 15, 2007.

Prior to their approval of the continuance of the Management Agreement, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors or trustees of each fund in the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors may have attributed different weights to the various factors. The directors determined that the selection of the Manager to manage the Fund (and each Series), and the overall arrangements between the Fund (and each Series) and the Manager as provided in the Management Agreement, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Manager. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Fund (and each Series). They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Manager. The directors also considered the Manager’s selection of dealers for portfolio transactions and noted that they receive regular reports from the Manager concerning such selection. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund (and each Series) under the Management Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters described in the Fund’s prospectus relating to market timing activity, allegations of excessive fees and related matters for certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager provided an update on those matters. After discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Fund (and each Series).

Costs of Services Provided and Profitability

The directors reviewed information on profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Series. The directors reviewed with the Manager’s Chief Financial Officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In reviewing profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationships with the Series before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from the relationship with each Series was not excessive.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

Fall-Out Benefits

The directors considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Fund’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Series.

Investment Results

The directors receive and review detailed performance information on each Series at each regular Board meeting during the year in addition to the information received for the meeting regarding the continuance of the Management Agreement. At the meeting, the directors reviewed performance information for the first nine months of 2007, the preceding seven calendar years and annualized rolling one-, three-, five- and 10-year periods ending September 30, 2007. For each of those periods the directors reviewed information comparing each Series to other funds in its Lipper category, and for most of the periods they also reviewed the performance of each Series to a group of competitor funds selected by the Manager. The directors also reviewed information about portfolio turnover rates of each Series compared to other investment companies with similar investment objectives.

The Manager explained that the Manager’s decision to defensively position the Series’ portfolios in anticipation of rising interest rates contributed to the recent improvement in performance, although the Manager noted that such position had hurt the Series’ performance in the past.

The following factors specific to individual Series also were noted and considered by the directors in deciding to approve the continuation of the Management Agreement:

National Fund. The directors reviewed information showing the performance of the Series compared to the Lipper General Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper General Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one-, three- and five-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain of its benchmarks, the National Series’ results were generally below its benchmarks by varying degrees for the periods shown. The directors further noted that the Series’ results had shown recent improvement and were above each of its benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the National Fund’s investment results were satisfactory.

Colorado Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Colorado Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Colorado Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors also noted that the Series’ results had varyingly exceeded or underperformed its benchmarks for the periods shown, and had shown recent improvement and were above each of the benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Colorado Fund’s investment results were satisfactory.

Georgia Series. The directors reviewed information showing the performance of the Series compared to the Lipper Georgia Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Georgia Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above its competitor average and Lipper benchmark for the first nine months of 2007 and that the Series’ performance ranked above the Lipper median for the one- and three-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Georgia Fund’s investment results were satisfactory.

Louisiana Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Louisiana Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Louisiana Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series had shown significant recent improvement, with the Series’ results above each of its benchmarks for the first nine months of 2007 and the Series ranking above the Lipper median for the one-year period presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Louisiana Fund’s investment results were satisfactory.

Maryland Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Maryland Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Maryland Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

ranked above the Lipper median for each of the one-, three-, five- and ten-year periods. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ other benchmarks for the periods shown, and were above its competitor average and Lipper benchmark for the first nine months of 2007. Based upon their review, the directors concluded that the Maryland Fund’s relative investment performance over time had been satisfactory.

Massachusetts Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Massachusetts Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Massachusetts Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one- and ten-year periods. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ benchmarks for the periods shown, and had shown recent improvement and were above each of the benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Massachusetts Fund’s investment results were satisfactory.

Michigan Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Michigan Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Michigan Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above and at the Lipper median for the one- and ten-year periods presented, respectively. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ benchmarks for the periods shown, and had shown some recent improvement and were above its competitor average and Lipper benchmark for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Michigan Fund’s investment results were satisfactory.

Minnesota Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Minnesota Municipal Debt Funds Average and the Lehman Brothers Municipal Fund Index, as well as performance relative to the other funds in the Lipper Minnesota Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results had shown recent improvement and were above the Series’ competitor average and Lipper benchmarks for the first nine months of 2007 and that the Series’ performance ranked above the Lipper median for the one-year period presented. The directors also noted that the Series’ results otherwise were generally below its benchmarks by varying degrees for the more recent periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Minnesota Fund’s investment results were satisfactory.

Missouri Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Missouri Municipal Debt Funds Average and the Lehman Brothers Municipal Fund Index, as well as performance relative to the other funds in the Lipper Missouri Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results had shown recent improvement and were above its competitor average and Lipper benchmark for the first nine months of 2007 and that the Series’ performance ranked above the Lipper median for the one-year period presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Missouri Fund’s investment results were satisfactory.

New York Fund. The directors reviewed information showing the performance of the Series compared to the Lipper New York Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper New York Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for each of the one-, three-, five- and ten-year periods. The directors also noted that the Series’ results showed recent improvement and were above its competitor average and Lipper benchmark for the first nine months of 2007, although the results were varyingly above and below its other benchmarks for the other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the New York Fund’s investment results were satisfactory.

Ohio Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Ohio Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Ohio Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one- and ten-year periods presented, and that the Series’ results had shown recent improvement and were above each of its benchmarks for the first nine months of 2007. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Ohio Fund’s investment results were satisfactory.

Oregon Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Oregon Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Oregon Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one- and ten-year periods, and that the Series ranked only slightly below the Lipper median for the three- and five-year periods presented. The directors also noted that the Series’ results showed recent improvement and were above each of its benchmarks for the first nine months of 2007, although the results were varyingly above or below its benchmarks in the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Oregon Fund’s investment results were satisfactory.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

South Carolina Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Other States Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Other States Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one-, three-, five- and ten-year periods. The directors also noted that the Series’ results were varyingly above and below its other benchmarks for the other periods presented, although the Series’ results showed some recent improvement and were above the Series’ competitor average and Lipper benchmark for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the South Carolina Fund’s investment results were satisfactory.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager. The peer group for each Series consisted of all funds in its Lipper category, except in the case of the National Fund, for which the peer group was a subset of funds in its Lipper category having net assets in a range that more closely corresponded to the net assets of the Series. The directors noted that each Series’ management fee rate was less than or equal to both the average and the median for its peer group, other than the New York Series (whose management fee rate was slightly higher than the average, and equal to the median, for its peer group).

The directors also reviewed each Series’ total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. They noted that the expense ratio of the Michigan Fund was equal to its peer group median and slightly lower than its peer group average, the expense ratio of the Minnesota Fund was equal to its peer group median and slightly higher than its peer group average, and the expense ratio of the South Carolina Fund was below the average and median of its peer group. The directors also noted that the expense ratios for certain other Series (those other than the Missouri Fund) were slightly or somewhat above the median and average. The Manager explained that the higher expense ratios of each of these Series were principally a function of their small sizes relative to the funds in their respective peer group. The directors concluded that the expense ratios of these Series were satisfactory.

The comparative information showed that the Missouri Fund’s expense ratio was significantly higher than the peer group median and average and among the highest in its peer group. The Manager explained that the Missouri Fund’s small size relative to the funds in its peer group contributed to its relatively high expense ratio. The Missouri Fund was the second smallest fund in its peer group. The directors noted that some of the other funds in the peer group, including the smallest fund, received expense reimbursements for the period shown whereas the Missouri Fund did not. On the basis of this review, the directors concluded that the Missouri Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment advisers as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series’, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. The directors noted that the management fee for each Series was at or below that of the applicable Lipper average and median and that each Series was relatively small and had been so for many years, making the realization of economies of scale unlikely in the near future. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable.

Board of Directors

Maureen Fonseca 2, 3

•	Head of School, The Masters School
•	Trustee, New York State Association of Independent Schools and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•	Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC and OGE Energy Corp.
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eileen A. Comerford

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Moles

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA3 3/08

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Schedule I – Investments in securities of unaffiliated issuers.

Included in Item 1 above.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/s/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2008

By:	/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	June 2, 2008

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.